Dreyfus
Cash Management
Funds

Dreyfus Cash Management
Dreyfus Cash Management Plus
Dreyfus Government Cash Management
Dreyfus Government Prime Cash Management
Dreyfus Treasury Cash Management
Dreyfus Treasury Prime Cash Management
Dreyfus Municipal Cash Management Plus
Dreyfus New York Municipal Cash Management
Dreyfus Tax Exempt Cash Management





SEMIANNUAL REPORTS July 31, 1999






The Funds

Dreyfus Cash Management Funds

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for the Dreyfus Cash Management Funds covering each fund' s six-month reporting period from February 1, 1999 through July 31, 1999. Inside, you'll find valuable information about how the funds were managed during the reporting period, including discussions with Patricia A. Larkin, portfolio manager for each taxable fund, and Karen Hand,
portfolio    manager    for    each    tax-exempt    fund.

After remaining relatively steady during the first quarter of 1999, yields on both taxable and tax-exempt money market securities rose in the second quarter in response to expectations that the Federal Reserve Board would raise short-term interest rates. On June 30, the Federal Reserve raised rates by one-quarter of a percentage point amid stronger-than-expected global and domestic economic growth. The Fed's objective in raising rates was to forestall a potential resurgence of inflationary pressures. This increase effectively reversed a portion of the Federal Reserve's previous rate cuts, which were implemented last fall in an attempt to stimulate global economic growth

Effective September 8, 1999, it is anticipated that Colleen Meehan will assume portfolio management responsibilities for Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, and Dreyfus Tax Exempt Cash Management. Ms. Meehan is a member of Dreyfus' tax-exempt investment team, and we would anticipate no changes in the funds' management approach. Ms. Meehan would succeed Ms. Hand, who resigned her position to pursue a different career.

We  appreciate  your confidence over the past six months, and we look forward to
your    continued    participation.

Sincerely,


[Stephen E. Canter signature]
Stephen E. Canter
President and Chief Investment Officer
The Dreyfus Corporation
August 10, 1999


Contents

The Funds
--------------------------------------------------------------------------------

Letter from the President                                      INSIDE COVER

Discussion of Performance                                                 3

Statements of Investments                                                 7

Statements of Assets and Liabilities                                     30

Statements of Operations                                                 32

Statements of Changes in Net Assets                                      34

Financial Highlights                                                     38

Notes to Financial Statements                                            46

For More Information
--------------------------------------------------------------------------------

Back cover

Year 2000 Issues (Unaudited)

The funds could be adversely affected if the computer systems used by The Dreyfus Corporation and the funds' other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the funds invest may be adversely affected by Year 2000-related problems. This could have an impact on the value of the funds' investments and their share prices.

The views expressed herein are current to the date of this report. These views and the composition of the funds' portfolios are subject to change at any time based on market and other conditions.

          * Not FDIC-Insured
          * Not Bank-Guaranteed
          * May Lose Value




DISCUSSION OF PERFORMANCE

Patricia A. Larkin, Senior Portfolio Manager

Dreyfus Cash Management Funds (Taxable)

How did the taxable Dreyfus Cash Management Funds perform during the period?

For the six-month period ended July 31, 1999, each fund produced the following annualized yields and annualized effective yields (taking into account the effects of compounding):(1)
--------------------------------------------------------------------------------

                                                 Annualized         Annualized

                                                      Yield    Effective Yield
--------------------------------------------------------------------------------

DREYFUS CASH MANAGEMENT

Institutional Shares                                  4.77%             4.88%

Investor Shares                                       4.52%             4.62%

Administrative Shares                                 4.67%             4.78%

Participant Shares                                    4.38%             4.46%
--------------------------------------------------------------------------------

DREYFUS CASH MANAGEMENT PLUS

Institutional Shares                                  4.86%             4.97%

Investor Shares                                       4.61%             4.71%

Administrative Shares                                 4.76%             4.87%

Participant Shares                                    4.46%             4.55%
--------------------------------------------------------------------------------

DREYFUS GOVERNMENT CASH MANAGEMENT

Institutional Shares                                  4.71%             4.82%

Investor Shares                                       4.46%             4.55%

Administrative Shares                                 4.61%             4.71%

Participant Shares                                    4.31%             4.40%
--------------------------------------------------------------------------------

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

Institutional Shares                                  4.73%             4.84%

Investor Shares                                       4.49%             4.58%

Administrative Shares                                 4.64%             4.74%

Participant Shares                                    4.34%             4.42%
--------------------------------------------------------------------------------

DREYFUS TREASURY CASH MANAGEMENT

Institutional Shares                                  4.57%             4.67%

Investor Shares                                       4.32%             4.41%

Administrative Shares                                 4.47%             4.56%

Participant Shares                                    4.17%             4.25%
--------------------------------------------------------------------------------

DREYFUS TREASURY PRIME CASH MANAGEMENT

Institutional Shares                                  4.46%             4.55%

Investor Shares                                       4.20%             4.28%

Administrative Shares                                 4.35%             4.44%

Participant Shares                                    4.05%             4.13%

What is each fund's investment approach?

There are many factors we consider when managing these funds. We closely monitor the outlook for growth and inflation. We also follow overseas developments for any influence they may have on the domestic economy. The posture of the Federal Reserve Board is also a key determinant in our decision as to how best to structure the funds.

Generally, we actively manage the average maturity of the funds in an effort to take advantage of expected changes in interest rates based upon our economic outlook. For example, if we believe that interest rates are likely to fall, we typically will lengthen our average maturity in order to lock in today's higher rates. Conversely, in a rising interest rate environment, we typically will shorten our maturities in order to be able to reinvest at higher rates in the future.

The Dreyfus Cash Management and Dreyfus Treasury Cash Management have triple-A credit ratings from Standard & Poor's and Moody's, and to maintain this rating each fund has a maximum average maturity of 60 days. Dreyfus Treasury Prime Cash Management invests solely in U.S. Treasury securities. Dreyfus Government Prime Cash Management invests solely in short-term securities issued or guaranteed by agencies of the U.S. government. Dreyfus Government Cash Management invests in the same types of government securities as well as repurchase agreements backed by such securities. Finally, Dreyfus Cash Management Plus can invest in the broadest array of money market securities.

What other factors influenced  each fund's performance?

When the six-month reporting period began on February 1, 1999, evidence began to emerge that economies around the world had seen the worst of the currency and credit crisis that affected Asian, Russian and Latin American markets over the preceding six months. In the wake of that market turmoil, the Federal Reserve had reduced short-term interest rates in an attempt to provide liquidity and stimulate economic growth. Its strategy appears to have worked, because concerns
arose    in    the    first     The    Funds



DISCUSSION OF PERFORMANCE (CONTINUED)

quarter of 1999 that global and domestic factors may be pushing the U.S. economy towards unsustainable growth.

Between February and May, conflicting economic signals allowed short-term rates to remain relatively stable while longer-term bond yields rose. Those signals included signs of economic strength in the consumer sector of the economy and relative weakness in the industrial sector. As a result, most investors saw no compelling reason for the Federal Reserve to either increase interest rates to dampen growth, or to reduce rates in an attempt to stimulate growth.

In June, however, it became clearer that economic growth in the world's major industrialized nations was clearly improving. The U.S. economy continued to move ahead briskly, evidenced by a strong rebound in manufacturing output that showed signs of gaining momentum. Consumer confidence was at a 30-year high. Employment was strong, with hourly wages rising. Because of concerns that overly rapid economic growth might lead to destructive inflationary pressure, the Federal Reserve increased interest rates on June 30 by one-quarter of a percentage point, effectively offsetting a portion of last fall's rate cuts.

What is each fund's current strategy?

Over most of the reporting period, the funds benefited from our commitment to a longer-than-average maturity. That' s because interest rates did not begin to rise until the second quarter of the year. Consequently, as long as interest rates remained relatively stable, longer maturities enhanced returns by locking in prevailing yields.

However, when it became clear that robust economic growth was likely to lead to higher interest rates, we began to reduce the funds' average maturities in order to keep cash available for higher yielding instruments. Since June, we have adopted a somewhat less aggressive stance, gradually reducing the average maturity of our investments. In an uncertain market with the potential for further tightening at the Federal Reserve's next meeting in late August, we adopted this more cautious approach, while still seeking opportunities to capture additional yield as such opportunities arise.

August 10, 1999

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN EACH FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.


DISCUSSION OF PERFORMANCE

Karen Hand, Portfolio Manager Dreyfus Cash Management Funds (Tax-Exempt)

How did the tax-exempt Dreyfus Cash Management Funds perform  during the period

For the six-month period ended July 31, 1999, each fund produced the following annualized yields and annualized effective yields (taking into account the effects of compounding):(1)
--------------------------------------------------------------------------------

                                                 Annualized         Annualized

                                                      Yield    Effective Yield
--------------------------------------------------------------------------------

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

Institutional Shares                                 2.97%              3.01%

Investor Shares                                      2.72%              2.75%

Administrative Shares                                2.87%              2.90%

Participant Shares                                   2.57%              2.60%
--------------------------------------------------------------------------------

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

Institutional Shares                                 2.79%              2.83%

Investor Shares                                      2.54%              2.57%

Administrative Shares                                2.69%              2.72%

Participant Shares                                   2.39%              2.42%
--------------------------------------------------------------------------------


DREYFUS TAX EXEMPT CASH MANAGEMENT

Institutional Shares                                 2.92%              2.96%

Investor Shares                                      2.68%              2.71%

Administrative Shares                                2.80%              2.83%

Participant Shares                                   2.53%              2.55%

What is each fund's investment approach?

Our goal is to seek as high a level of tax-exempt income as is practical while maintaining a stable $1.00 share price. This includes income exempt from federal income taxes and, for the New York fund, New York state and city taxes as well.

To achieve these objectives, we employ two primary strategies. First, we attempt to add value by constructing a diverse portfolio of high-quality, tax-exempt money market instruments that we believe are likely to provide high current yields. Second, we actively manage the funds' average maturity in anticipation of interest rate trends and supply-and-demand changes in the short-term municipal marketplace.

For example, if we expect supply to increase temporarily when many municipalities issue short-term debt at once -- as they tend to do in July, for example -- we may reduce the funds' average maturity to make cash available for the purchase of higher yielding securities. That's because yields tend to rise if many issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and, therefore, lower yields -- as often happens in January -- we may increase the funds' average maturity to maintain current yields for as long as practical. At other times, we try to maintain an average maturity that reflects our view of short-term interest rate trends.

What other factors influenced  each fund's performance?

When the six-month reporting period began on February 1, 1999, evidence began to emerge that economies around the world had seen the worst of the global currency and credit crisis. In the wake of that market turmoil, the Federal Reserve Board had reduced short-term interest rates in an attempt to stimulate economic growth. Its strategy appears to have worked, because concerns arose in the first quarter of 1999 that the U.S. economy might be growing too quickly.

Between February and May, indications of economic strength in the consumer sector of the economy were contradicted by relative weakness in the industrial sector. As a result, most investors saw no compelling reason for the Federal
Reserve to either increase interest rates to dampen growth, or to reduce rates to stimulate growth.

In June, however, it became clearer that economic growth in the world's major industrialized nations was clearly improving. In the U.S., consumer confidence was at a 30-year high. Employment was strong, with hourly wages rising. In response, the Federal Reserve increased interest rates on June 30 by one-quarter of a percentage point, effectively offsetting a portion of last fall's rate cuts.

                                                                 The Funds



Because they have enjoyed higher tax revenues during this period of economic prosperity, many municipalities have had less need to borrow. Yet, demand from investors seeking to minimize their income tax liabilities remained high. This imbalance between supply and demand contributed to relatively stable short-term
tax-exempt    yields    in    1999.

What is each fund's current strategy?

We continue to focus on high-quality money market instruments from a wide array of tax-exempt issuers in the national funds, and of course from among New York exempt issues in the New York fund. Some of the most frequently used instruments include Variable Rate Demand Notes (VRDNs), which are issued by investment banks through the securitization of longer-term municipal bonds. With a put feature attached to each VRDN, of either one or seven days, we believe that VRDNs afford a high degree of liquidity as well as high quality to the portfolio. Accordingly, as of July 31, 1999, at least 45% of each fund was composed of VRDNs. The remainder was comprised of municipal notes and tax-exempt commercial paper.

By adopting a longer-than-average maturity, our strategy has been to capture higher-than-average yields for as long as possible while maintaining the fund's stable share price.

August 10, 1999

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. FOR THE NATIONAL FUNDS, INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX
(AMT) FOR CERTAIN INVESTORS. IN THE NEW YORK FUND, FOR NEW YORK TAXPAYERS, ALL OF THE INCOME IS EXEMPT FROM FEDERAL, STATE, AND LOCAL TAXES, ALTHOUGH SOME INCOME MAY BE SUBJECT TO THE FEDERAL AMT. AN INVESTMENT IN ANY OF THE FUNDS IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.


STATEMENT OF INVESTMENTS

July 31, 1999 (Unaudited)

                                                                                                     Principal
DREYFUS CASH MANAGEMENT                                                                             Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--8.7%
------------------------------------------------------------------------------------------------------------------------------------

Crestar Bank (Yankee)


  5.25%, 1/19/2000                                                                                  50,000,000  (a)    50,000,000

Fifth Third Bank

  5.12%, 9/16/1999                                                                                  76,000,000         76,003,499

First Tennessee Bank

  5.07%, 8/20/1999                                                                                  30,000,000         30,000,000

First Union National Bank

  4.93%, 9/2/1999                                                                                   75,000,000         75,031,983

Fleet National Bank

  4.95%, 9/22/1999                                                                                  25,000,000         25,001,505

Harris Trust & Savings Bank

  5.15%, 10/18/1999                                                                                100,000,000        100,000,000

Michigan National Bank

  5.04%-5.17%, 11/24/1999-3/27/2000                                                                 45,000,000         44,999,499

South Trust N.A.

  5.02%, 9/2/1999                                                                                   90,000,000         89,999,723

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

  (cost $491,036,209)                                                                                                 491,036,209
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER--57.6%
------------------------------------------------------------------------------------------------------------------------------------

Abbey National North America

  5.01%, 9/8/1999                                                                                  100,000,000         99,477,500

Associates Corp. of North America

  5.10%, 8/2/1999                                                                                  120,000,000        119,983,000

Atlantis One Funding Corp.

  4.87%-5.04%, 8/2/1999-9/20/1999                                                                  296,918,000        296,120,594

BCI Funding Corp.

  5.07%, 8/23/1999                                                                                  60,000,000         59,815,567

BankAmerica Corp.

  5.60%, 2/25/2000                                                                                  50,000,000         48,437,111

CBA (Delaware) Finance Inc.

  5.14%, 9/24/1999                                                                                  72,000,000         71,452,440

Canadian Imperial Holdings Inc.

  5.04%-5.26%, 8/17/1999-11/8/1999                                                                 150,000,000        148,468,283

DaimlerChrysler N.A. Holdings Inc.

  4.94%-5.24%, 8/23/1999-10/12/1999                                                                235,000,000        233,659,200

Deutsche Bank Financial Inc.

  5.14%, 9/21/1999                                                                                  75,000,000         74,461,313

General Electric Capital Corp.

  4.98%-5.27%, 8/17/1999-11/12/1999                                                                290,000,000        288,513,175

General Electric Capital Services Inc.

  5.06%-5.27%, 8/17/1999-11/12/1999                                                                280,000,000        278,096,572

Goldman Sachs Group L.P.

  4.96%-5.21%, 10/1/1999-10/14/1999                                                                217,000,000        214,967,441

Internationale Nederlanden (U.S.) Funding Corp.

  5.13%-5.20%, 9/27/1999-10/21/1999                                                                265,000,000        262,247,933

Madison Funding Corp.

  5.15%, 8/18/1999                                                                                  32,425,000         32,346,757

Merrill Lynch & Co. Inc.

  5.12%, 9/22/1999                                                                                 100,000,000         99,266,222

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (CONTINUED)

July 31, 1999 (Unaudited)

                                                                                                     Principal

DREYFUS CASH MANAGEMENT (CONTINUED)                                                                 Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

Morgan (J.P.) & Co.

  5.05%-5.29%, 11/15/1999-11/24/1999                                                               155,000,000        152,596,542

Prudential Funding Corp.

  5.08%, 8/2/1999                                                                                  100,000,000         99,985,889

Salomon Smith Barney Holdings Corp.

  5.09%-5.17%, 8/20/1999-10/14/1999                                                                280,000,000        278,379,278

Santander Finance Inc.

  5.15%, 9/23/1999                                                                                 100,000,000         99,249,166

UBS Finance Inc.

  5.10%, 8/2/1999                                                                                  100,000,000         99,985,833

Vereinsbank Finance

  4.91%, 8/16/1999                                                                                 200,000,000        199,600,833

TOTAL COMMERCIAL PAPER

  (cost $3,257,110,649)                                                                                             3,257,110,649
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE NOTES--7.2%
------------------------------------------------------------------------------------------------------------------------------------

Citigroup Inc.

  5.30%-5.33%, 2/3/2000                                                                            175,000,000  (a)   175,073,329

Key Bank N.A.

  5.12%, 9/23/1999                                                                                  50,000,000  (a)    49,998,583

Merrill Lynch & Co. Inc.

  4.96%, 2/4/2000                                                                                   50,000,000  (a)    50,000,000

Morgan (J.P.) & Co.

  5.03%, 2/7/2000                                                                                   60,000,000  (a)    60,000,000

Wells Fargo & Co.

  5.07%-5.23%, 3/31/2000-4/3/2000                                                                   72,000,000  (a)    72,002,016

TOTAL CORPORATE NOTES

  (cost $407,073,928)                                                                                                 407,073,928
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM BANK NOTES--10.8%
------------------------------------------------------------------------------------------------------------------------------------

First Union National Bank

  5.31%, 10/25/1999                                                                                100,000,000  (a)   100,000,000

Harris Trust & Savings Bank

  5.02%, 1/24/2000                                                                                  20,000,000         20,000,000

LaSalle National Bank

  5.06%-5.23%, 8/10/1999-3/27/2000                                                                 260,000,000        259,977,460

Nationsbank N.A.

  5.04%-5.13%, 11/22/1999-2/3/2000                                                                 230,000,000        230,000,000

TOTAL SHORT-TERM BANK NOTES

  (cost $609,977,460)                                                                                                 609,977,460
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES--13.7%
------------------------------------------------------------------------------------------------------------------------------------

Federal Farm Credit Banks, Floating Rate Notes

  5.07%-5.10%, 12/28/1999-1/28/2000                                                                225,000,000  (a)   225,000,000

Federal Home Loan Banks, Discount Notes

  4.97%, 8/2/1999                                                                                   25,000,000         24,996,549

Federal Home Loan Banks, Floating Rate Notes

  5.09%-5.10%, 2/3/2000-4/14/2000                                                                  225,000,000  (a)   224,960,502

Federal National Mortgage Association, Floating Rate Notes

  5.04%, 1/18/2000                                                                                 100,000,000  (a)   100,000,000


                                                                                                     Principal

DREYFUS CASH MANAGEMENT (CONTINUED)                                                                 Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

Student Loan Marketing Association, Floating Rate Notes

  5.10%, 2/25/2000                                                                                 198,000,000  (a)   197,944,713

TOTAL U.S. GOVERNMENT AGENCIES

  (cost $772,901,764)                                                                                                 772,901,764
------------------------------------------------------------------------------------------------------------------------------------

TIME DEPOSITS--1.7%
------------------------------------------------------------------------------------------------------------------------------------

Republic National Bank of New York (London)

 5.02%, 8/2/1999

  (cost $98,684,000)                                                                                98,684,000         98,684,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS

  (cost $5,636,784,010)                                                                                  99.7%      5,636,784,010

CASH AND RECEIVABLES (NET)                                                                                 .3%         19,465,389

NET ASSETS                                                                                              100.0%      5,656,249,399

(A)  VARIABLE INTEREST RATE--SUBJECT PERIODIC CHANGE.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                                 The Funds

STATEMENT OF INVESTMENTS

July 31, 1999 (Unaudited)

                                                                                                     Principal

DREYFUS CASH MANAGEMENT PLUS, INC.                                                                  Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--36.4%
------------------------------------------------------------------------------------------------------------------------------------

ABN-AMRO Bank N.V. (Yankee)

  5.19%, 4/24/2000                                                                                 125,000,000  (a)   124,946,518

Abbey National PLC (Yankee)


  5.20%, 12/9/1999                                                                                  50,000,000         50,000,000

Abbey National Treasury Services (London)

  5.17%, 10/4/1999                                                                                 100,000,000        100,019,306

Bank of Austria AG (Yankee)

  5.01%-5.42%, 1/6/2000-5/22/2000                                                                  255,000,000        254,962,070

Banque Nationale de Paris (London)

  5.02%, 8/9/1999                                                                                   25,000,000         24,999,464

Barclay's Bank (Yankee)

  5.19%, 4/10/2000 (a)                                                                             100,000,000         99,965,532

Canadian Imperial Bank of Commerce (Yankee)

  5.03%, 1/27/2000                                                                                  50,000,000         49,992,072

Cariplo Finance Inc. (Yankee)

  5.02%, 8/23/1999                                                                                  50,000,000         49,998,301

Commerzbank AG (Yankee)

  4.99%-5.29%, 1/25/2000-5/12/2000                                                                 475,000,000        474,882,131

Deutsche Bank AG (London)

  5.00%, 11/9/1999                                                                                  50,000,000         49,997,731

Deutsche Bank AG (Yankee)

  5.01%-5.20%, 9/9/1999-4/10/2000(a)                                                               380,000,000        379,918,322

Landesbank Hessen-Thuringen-Girozentrale (Yankee)

  5.07%, 2/29/2000                                                                                  10,000,000         10,006,306

Istituto Bancario San Paolo Di Torino (Yankee)

  5.15%, 5/16/2000                                                                                  10,000,000          9,997,703

Merita Bank PLC (Yankee)

  5.04%, 9/9/1999                                                                                  100,000,000        100,000,000

Michigan National Bank

  5.15%, 4/10/2000                                                                                  25,000,000         24,996,662

Morgan Guaranty Trust Co

  5.00%, 12/10/1999                                                                                 50,000,000         50,000,000

National Westminster Bank (London)

  5.23%, 11/8/1999                                                                                  10,000,000         10,000,540

Royal Bank of Canada (Yankee)

  5.02%-5.19%, 1/24/2000-4/27/2000..                                                               200,000,000  (a)   199,944,548

Societe Generale (Yankee)

  5.02%-5.72%, 8/6/1999-1/7/2000                                                                    95,000,000         94,996,771

Svenska Handelsbanken (London)

  4.91%-5.20%, 10/1/1999-10/8/1999                                                                 175,000,000        175,022,185

Svenska Handelsbanken (Yankee)

  5.40%, 5/22/2000                                                                                 100,000,000         99,968,932

SwedBank (Yankee)

  5.06%, 11/24/1999                                                                                100,000,000        100,003,114

Toronto Dominion Holdings ( Yankee)

  5.19%, 4/10/1999                                                                                 100,000,000  (a)    99,964,484

Union Bank of California

  4.94%, 10/12/1999                                                                                100,000,000        100,000,000


                                                                                                     Principal

DREYFUS CASH MANAGEMENT PLUS, INC. (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEGOTIABLE BANK CERTIFICATES OF DEPOSIT (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

Westdeutsche Landesbank Girozentrale (London)

  5.00%, 8/9/1999                                                                                   45,000,000         44,999,050

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

  (cost $2,779,581,742)                                                                                             2,779,581,742
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER--35.7%
------------------------------------------------------------------------------------------------------------------------------------

Abbey National North America

  4.91%, 8/11/1999                                                                                 100,000,000         99,866,944

BCI Funding Corp.

  5.04%, 9/8/1999                                                                                   59,000,000         58,689,857

Canadian Imperial Holdings

  5.04%, 8/18/1999                                                                                 199,000,000        198,530,328

Ciesco. L.P.

  5.06%, 8/19/1999                                                                                  75,000,000         74,811,750

DaimlerChrysler North America Holdings Corp.

  5.12%-5.24%, 9/17/1999-10/13/1999                                                                160,000,000        158,785,817

Donaldson, Lufkin & Jenrette Inc.

  5.02%-5.30%, 8/9/1999-10/1/1999                                                                   35,000,000         34,829,020

Finova Capital Corp.

  5.05%-5.30%, 10/28/1999-2/14/2000                                                                175,000,000        174,700,556

General Electric Capital Services Corp.

  4.95%, 9/7/1999.                                                                                  50,000,000         49,749,222

HSBC Americas, Inc.

  5.02%, 10/1/1999                                                                                  50,000,000         49,589,944

Heller Financial Inc.

  5.00%-5.27%, 8/20/1999-10/20/1999                                                                125,000,000        124,082,729

Hertz Corp.

  4.90%, 8/6/1999                                                                                   50,000,000         49,966,528

International Nederlanden (US) Funding Corp.

  5.15%, 9/7/1999                                                                                  100,000,000         99,474,806

Key Corp

  5.13%, 8/3/1999-8/12/1999                                                                         50,000,000         49,953,868

Lehman Brothers Holdings Inc.

  5.40%-5.41%, 8/5/1999-8/12/1999                                                                  400,000,000        399,715,085

Merita North America Inc.

  5.03%, 9/9/1999                                                                                   50,000,000         49,731,008

Morgan (J.P.) & Co.

  5.53%-5.59%, 2/14/2000-3/13/2000                                                                 100,000,000         96,860,389

Nordbanken N.A. Inc.

  4.92%, 10/12/1999                                                                                 50,000,000         49,520,000

Paine Webber Group Inc.

  5.08%, 10/12/1999                                                                                 25,000,000         24,752,500

Salomon Smith Barney Holdings Inc.

  5.08%-5.12%, 8/18/1999-9/13/1999                                                                 349,000,000        347,907,300

Societe Generale NA Inc.

  4.91%, 8/9/1999                                                                                  100,000,000         99,893,444

Spintab AB

  5.04%, 10/04/1999                                                                                 70,000,000         69,390,222

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (CONTINUED)

July 31, 1999 (Unaudited) (CONTINUED)

                                                                                                     Principal

DREYFUS CASH MANAGEMENT PLUS, INC. (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

SwedBank Inc.

  4.94%-5.27%, 8/9/1999-11/19/1999                                                                 164,000,000        162,012,924

UBS Finance (DE) Inc.

  5.00%-5.10%, 8/2/1999-12/13/1999                                                                 200,000,000        198,180,556

TOTAL COMMERCIAL PAPER

  (cost $2,720,994,797)                                                                                             2,720,994,797
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE NOTES--10.1%
------------------------------------------------------------------------------------------------------------------------------------

Bear Stearns Companies Inc.

  5.21%, 1/14/2000                                                                                  25,000,000  (a)    25,004,649

CIT Group Holdings, Inc.

  5.12%-5.25%, 9/21/1999-2/24/2000                                                                 235,000,000  (a)   234,961,599

Merrill Lynch & Co. Inc.

  5.17%-5.20%, 10/13/1999-11/3/1999                                                                200,000,000  (a)   200,000,000

Morgan (J.P.) & Co., Inc.

  5.03%, 2/7/2000                                                                                   50,000,000         50,000,000

Paine Webber Group Inc.

  5.38%-6.16%, 10/21/1999-4/19/2000                                                                116,500,000  (a)   116,500,000

Salomon Smith Barney Holdings Inc.

  5.25%, 10/28/1999                                                                                127,000,000  (a)   127,000,000

Wells Fargo & Co.

  5.26%, 4/3/2000                                                                                   19,000,000         18,998,688

TOTAL CORPORATE NOTES

  (cost $772,464,936)                                                                                                 772,464,936
------------------------------------------------------------------------------------------------------------------------------------

PROMISSORY NOTES--6.0%
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Group L.P.

 5.00%-5.08%, 9/8/1999-10/18/1999

  (cost $460,000,000)                                                                              460,000,000 (b,c)  460,000,000
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM BANK NOTES--8.3%
------------------------------------------------------------------------------------------------------------------------------------

BankBoston Corp.

  5.00%-5.15%, 9/14/1999-1/7/2000                                                                  105,000,000  (a)   105,000,000

First Tennesse Bank

  5.18%, 4/19/2000                                                                                 150,000,000  (a)   149,957,898

Harris Trust & Savings Bank

  5.02%, 1/18/2000-1/26/2000.                                                                      100,000,000        100,000,000

Key Bank N.A.

  5.62%, 6/16/2000                                                                                  50,000,000         49,986,048

LaSalle National Bank

  5.14%-5.15%, 2/22/2000-4/5/2000                                                                   75,000,000         74,995,267

Nationsbank N.A.

  5.00%, 1/5/2000                                                                                  100,000,000        100,000,000

Old Kent Bank & Trust

  5.26%, 6/2/2000                                                                                   50,000,000  (a)    49,975,813

TOTAL SHORT-TERM BANK NOTES

  (cost $629,915,026)                                                                                                 629,915,026


                                                                                                     Principal

DREYFUS CASH MANAGEMENT PLUS, INC. (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES--1.3%
------------------------------------------------------------------------------------------------------------------------------------

Federal National Mortgage Association

 Floating Rate Notes

 5.04%, 1/18/2000

  (cost $100,000,000)                                                                              100,000,000  (a)   100,000,000
------------------------------------------------------------------------------------------------------------------------------------

TIME DEPOSITS--1.4%
------------------------------------------------------------------------------------------------------------------------------------

Canadian Imperial Bank of Commerce (Grand Cayman)

  5.06%, 8/2/1999                                                                                   75,000,000         75,000,000

Republic National Bank of N.Y.(London)

  5.02%, 8/2/1999.                                                                                  29,672,000         29,672,000

TOTAL TIME DEPOSITS

  (cost $104,672,000)                                                                                                 104,672,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS

  (cost $7,567,628,501)                                                                                   99.2%     7,567,628,501

CASH AND RECEIVABLES (NET)                                                                                  .8%        58,981,897

NET ASSETS                                                                                               100.0%     7,626,610,398

(A)  VARIABLE INTEREST RATE-SUBJECT TO PERIODIC CHANGE.

(B)  THESE NOTES WERE ACQUIRED FOR INVESTMENT, NOT WITH INTENT TO DISTRIBUTE OR SELL.

(C)  SECURITIES RESTRICTED AS TO PUBLIC RESALE. THESE SECURITIES WERE ACQUIRED FROM 1/4/99-5/11/99 AT A COST OF PAR VALUE. AT JULY
31, 1999, THE AGGREGATE VALUE
OF THESE SECURITIES IS $460,000,000, REPRESENTING APPROXIMATELY 6.0% OF NET ASSETS AND ARE VALUED AT AMORTIZED COST.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds


STATEMENT OF INVESTMENTS

July 31, 1999 (Unaudited)

                                                                                 Annualized
                                                                                  Yield on
                                                                                   Date of            Principal

DREYFUS GOVERNMENT CASH MANAGEMENT                                             Purchase (%)          Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY BILLS--7.9%
------------------------------------------------------------------------------------------------------------------------------------


  9/16/1999                                                                          3.91           175,000,000       174,156,986

  11/12/1999                                                                         4.44           100,000,000        98,784,028

  12/9/1999                                                                          4.36            75,000,000        73,869,271

TOTAL U.S. TREASURY BILLS

  (cost $346,810,285)                                                                                                 346,810,285
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES--83.2%
------------------------------------------------------------------------------------------------------------------------------------

Federal Farm Credit Banks, Consolidated Systemwide Discount Notes

  8/3/1999                                                                           5.56            25,000,000        24,999,876

  3/1/2000                                                                           4.92           140,000,000       139,992,096

  4/3/2000                                                                           4.98            15,860,000        15,853,967

  7/3/2000                                                                           5.44            50,000,000        49,930,402

Federal Farm Credit Banks, Consolidated Systemwide Medium Term Notes

  9/17/1999                                                                          4.89   (a)     100,000,000       100,000,000

  9/17/1999                                                                          4.91   (a)     400,000,000       400,000,000

  1/27/2000                                                                          5.06   (a)     100,000,000       100,000,000

  1/28/2000                                                                          5.07   (a)     100,000,000       100,000,000

  5/28/2000                                                                          5.03   (a)      50,000,000        49,996,444

Federal Home Loan Banks, Discount Notes

  8/2/1999                                                                           4.97             5,751,000         5,750,206

  8/20/1999                                                                          5.02           100,000,000        99,736,112

  1/14/2000                                                                          4.80           100,000,000        99,997,272

  3/3/2000                                                                           4.94           188,100,000       188,096,971

  3/22/2000                                                                          4.99            50,000,000        49,975,385

  3/29/2000                                                                          5.02            46,240,000        46,196,277

  4/20/2000                                                                          4.95            29,000,000        28,992,164

  4/28/2000                                                                          5.04            25,000,000        24,979,656

  5/17/2000                                                                          5.01             5,000,000         4,999,247

  5/26/2000                                                                          5.19            80,000,000        79,974,836

Federal Home Loan Banks, Notes

  3/8/2000                                                                           5.03            65,000,000        65,003,762

  4/7/2000                                                                           4.95            20,000,000        20,005,328

  4/26/2000                                                                          4.94            20,000,000        20,003,822

  7/19/2000                                                                          5.37            10,000,000        10,001,350

Federal Home Loan Banks, Floating Rate Notes

  10/13/1999                                                                         4.92   (a)     100,000,000       100,000,000

  10/15/1999                                                                         4.88   (a)     165,000,000       165,000,000

  2/4/2000                                                                           5.09   (a)      95,000,000        95,000,000

  4/14/2000                                                                          5.09   (a)     100,000,000        99,968,402

  4/14/2000                                                                          5.10   (a)      90,000,000        89,975,227

Federal Home Loan Banks, Notes

  12/29/1999                                                                         4.92            24,100,000        24,100,000

  1/5/2000                                                                           4.89            75,900,000        75,900,000

Federal Home Loan Mortgage Corporation, Discount Notes

  9/15/1999                                                                          5.07            70,000,000        69,560,750

  6/13/2000                                                                          5.44           150,000,000       143,184,501

Federal National Mortgage Association, Discount Notes

  8/9/1999                                                                           5.59            24,450,000        24,449,508

  8/20/1999                                                                          5.45            50,000,000        49,863,569

  9/2/1999                                                                           5.06            30,000,000        29,866,133

  3/10/2000                                                                          5.14            85,000,000        84,965,456

  4/20/2000                                                                          4.95           121,415,000       121,368,877


                                                                                  Annualized

                                                                                   Yield on

                                                                                    Date of           Principal

DREYFUS GOVERNMENT CASH MANAGEMENT (CONTINUED)                                  Purchase (%)         Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

Federal National Mortgage Association, Discount Notes (continued)

  5/12/2000                                                                          5.03            65,140,000        65,131,377

  5/19/2000                                                                          5.02            25,000,000        24,994,814

  5/22/2000                                                                          5.05            25,000,000        24,990,255

Federal National Mortgage Association, Floating Rate Notes

  10/20/1999                                                                         5.02   (a)     100,000,000       100,000,000

  12/1/1999                                                                          5.08   (a)     100,000,000       100,000,000

  1/21/2000                                                                          5.07   (a)     100,000,000       100,000,000

Student Loan Marketing Association, Floating Rate Notes

  10/1/1999                                                                          4.92   (a)     350,000,000       350,000,000

TOTAL U.S. GOVERNMENT AGENCIES

  (cost $3,662,804,042)                                                                                             3,662,804,042
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--8.0%
------------------------------------------------------------------------------------------------------------------------------------

Barclays Capital Corp.

 dated 7/30/1999, due 8/2/1999 in the amount of

 $201,124,939 (fully collateralized by $199,180,000 U.S.

 Treasury Notes 6.375% to 7.50% due from 10/31/1999 to 5/15/2000,

  value $204,060,171)                                                                5.07           201,040,000       201,040,000

CS First Boston Corp.

 dated 7/30/1999, due 8/2/1999 in the amount of

 $50,412,080 (fully collateralized by $50,000,000 U.S.

 Treasury Notes 5.375%, due 1/31/2000,

  value $51,395,000)                                                                 5.02            50,391,000        50,391,000

Warburg Dillon Read

 dated 7/30/1999, due 8/2/1999 in the amount of

 $100,042,083 (fully collateralized by $107,145,000 U.S.

  Treasury Bills, due 7/20/1999, value $102,002,040)                                 5.05           100,000,000       100,000,000

TOTAL REPURCHASE AGREEMENTS

  (cost $351,431,000)                                                                                                 351,431,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS

  (cost $4,361,045,327)                                                                                    99.1%    4,361,045,327

CASH AND RECEIVABLES (NET)                                                                                   .9%       38,878,718

NET ASSETS                                                                                                100.0%    4,399,924,045

(A)  VARIABLE INTEREST RATE- SUBJECT TO PERIODIC CHANGE.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF INVESTMENTS



July 31, 1999 (Unaudited)

                                                                                  Annualized
                                                                                    Yield on
                                                                                     Date of          Principal
DREYFUS GOVERNMENT PRIME CASH MANAGEMENT                                        Purchase (%)         Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--99.6%
------------------------------------------------------------------------------------------------------------------------------------

Federal Farm Credit Banks, Consolidated Systemwide Discount Notes


  11/8/1999                                                                          4.81            10,000,000         9,873,775

  3/1/2000                                                                           4.92            10,000,000         9,999,435

  7/3/2000                                                                           5.39            10,000,000         9,989,291

Federal Farm Credit Banks, Consolidated Systemwide Medium Term Notes

  9/17/1999                                                                          5.07   (a)      35,000,000        34,990,762

  6/29/2000                                                                          5.05   (a)      10,000,000         9,997,399

Federal Home Loan Banks, Discount Notes

  8/2/1999                                                                           4.97           144,249,000       144,229,085

  8/27/1999                                                                          4.96            50,000,000        49,821,611

  9/10/1999                                                                          4.99            10,000,000         9,945,222

  9/24/1999                                                                          4.97            15,000,000        14,889,750

  2/4/2000                                                                           5.11             5,000,000         4,991,113

  3/3/2000                                                                           4.96             5,325,000         5,324,511

  3/8/2000                                                                           5.06            10,650,000        10,649,422

  3/22/2000                                                                          4.99             5,000,000         4,997,539

  3/29/2000                                                                          5.02             3,000,000         2,997,163

  4/20/2000                                                                          4.95             8,000,000         7,996,843

  4/28/2000                                                                          5.04             3,000,000         2,997,559

  5/17/2000                                                                          5.05             5,000,000         4,998,495

  6/23/2000                                                                          5.41            11,000,000        10,487,428

  7/13/2000                                                                          5.44            15,000,000        14,989,476

Federal Home Loan Banks, Floating Rate Notes

  10/15/1999                                                                         5.09            10,000,000         9,995,332

  2/4/2000                                                                           5.09             5,000,000         5,000,000

  4/14/2000                                                                          5.09            25,000,000        24,992,100

  4/14/2000                                                                          5.10            10,000,000         9,997,247

Federal Home Loan Banks, Notes

  8/4/1999                                                                           5.48            10,050,000        10,050,029

  10/1/1999                                                                          4.78            10,000,000        10,018,003

  1/5/2000                                                                           4.89            10,000,000        10,000,000

  1/14/2000                                                                          4.71            25,000,000        25,008,607

  4/7/2000                                                                           4.95             5,000,000         5,001,332

  4/26/2000                                                                          4.94             4,000,000         4,000,764

  5/26/2000                                                                          5.13            14,000,000        14,002,338

  7/19/2000                                                                          5.37             5,000,000         5,000,675

Student Loan Marketing Association, Floating Rate Notes

  10/1/1999                                                                          5.08   (a)      10,000,000         9,996,846
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS

  (cost $507,229,152)                                                                99.6%                            507,229,152

CASH AND RECEIVABLES (NET)                                                             .4%                              2,265,575

NET ASSETS                                                                          100.0%                            509,494,727

(A)  VARIABLE INTEREST RATE- SUBJECT TO CHANGE.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF INVESTMENTS

July 31, 1999 (Unaudited)

                                                                                  Annualized
                                                                                    Yield on
                                                                                     Date of          Principal
DREYFUS TREASURY CASH MANAGEMENT                                                Purchase (%)         Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY BILLS--25.9%
------------------------------------------------------------------------------------------------------------------------------------


  8/5/1999                                                                           4.00           570,000,000       569,746,669

  8/12/1999                                                                          4.36           200,000,000       199,734,168

  12/9/1999                                                                          4.36            15,000,000        14,773,854

TOTAL U.S. TREASURY BILLS

  (cost $784,254,691)                                                                                                 784,254,691
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY NOTES--32.2%
------------------------------------------------------------------------------------------------------------------------------------

  6.00%, 8/15/1999                                                                   4.62           236,000,000       236,099,064

  5.875%, 8/31/1999                                                                  4.48           130,000,000       130,126,657

  5.75%, 9/30/1999                                                                   4.50            25,000,000        25,044,624

  5.625%, 11/30/1999                                                                 4.51            25,000,000        25,072,176

  5.375%, 1/31/2000                                                                  4.68            25,000,000        25,079,976

  5.875%, 2/15/2000                                                                  4.90           100,000,000       100,550,290

  5.50%, 2/29/2000                                                                   4.98            25,000,000        25,055,739

  5.50%, 3/31/2000                                                                   4.72            50,000,000        50,183,680

  5.625%, 4/30/2000                                                                  4.62            40,000,000        40,220,526

  6.75%, 4/30/2000                                                                   4.59            45,000,000        45,613,282

  6.375%, 5/15/2000                                                                  4.82           100,000,000       101,060,570

  6.25%, 5/31/2000                                                                   4.75            70,000,000        70,709,707

  5.375%, 6/30/2000                                                                  5.19           100,000,000       100,038,363

TOTAL U.S. TREASURY NOTES

  (cost $974,854,654)                                                                                                 974,854,654
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--34.0%
------------------------------------------------------------------------------------------------------------------------------------

ABN AMRO Inc.

 dated 7/30/1999, due 8/2/1999 in the amount of

 $225,094,875 (fully collateralized by $224,948,000

 U.S. Treasury Notes, 5.50%-6.875%, due from 3/10/2000

  to 5/31/2000, value $229,496,921)                                                  5.06           225,000,000       225,000,000

Barclays De Zoette Wedd

 dated 7/30/1999, due 8/2/1999 in the amount of

 $178,085,227 (fully collateralized by $177,130,000 U.S

 Treasury Notes, 6.375%-7.75%, due from 10/31/1999 to 5/15/2000

  value $180,683,807)                                                                5.07           178,010,000       178,010,000

CIBC Oppenheimer Corp.

 dated 7/30/1999, due 8/2/1999 in the amount of

 $25,010,417 (fully collateralized by $24,791,000 U.S.

  Treasury Notes, 7.75%, due 11/30/1999, value $25,311,611)                          5.00            25,000,000        25,000,000

Goldman, Sachs & Co.

 dated 7/30/1999, due 8/2/1999 in the amount of

 $223,092,917 (fully collateralized by $220,850,000 U.S.

 Treasury Notes, 5.625%-8.50%, due from 10/31/1999

  to 3/31/2000, value $228,742,200)                                                  5.00           223,000,000       223,000,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (CONTINUED)

July 31, 1999 (Unaudited)

                                                                                  Annualized
                                                                                    Yield on
                                                                                     Date of          Principal
DREYFUS TREASURY CASH MANAGEMENT (CONTINUED)                                    Purchase (%)         Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

J.P. Morgan Securities Inc.

 dated 7/30/1999, due 8/2/1999 in the amount of

 $141,058,750 (fully collateralized by $146,942,000 U.S

  Treasury Bills, due 1/13/2000 value $143,820,014)                                  5.00           141,000,000       141,000,000

Warburg Dillion Read Inc.

 dated 7/30/1999, due 8/2/1999 in the amount of

 $235,098,896 (fully collateralized by $251,790,000 U.S.

  Treasury Bills, due 7/20/1999 value $239,704,080)                                  5.05           235,000,000       235,000,000

TOTAL REPURCHASE AGREEMENTS

  (cost $1,027,010,000)                                                                                             1,027,010,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS

  (cost $2,786,119,345)                                                              92.1%                          2,786,119,345

CASH AND RECEIVABLES (NET)                                                            7.9%                            239,960,364

NET ASSETS                                                                          100.0%                          3,026,079,709

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF INVESTMENTS

July 31, 1999 (Unaudited)

                                                                                  Annualized
                                                                                    Yield on
                                                                                     Date of          Principal
DREYFUS TREASURY PRIME CASH MANAGEMENT                                          Purchase (%)         Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY BILLS--.7%
------------------------------------------------------------------------------------------------------------------------------------


  9/23/1999                                                                          4.61               785,000           779,753

  10/21/1999                                                                         4.58             5,962,000         5,901,343

  10/28/1999                                                                         4.61            12,971,000        12,826,417

TOTAL U.S. TREASURY BILLS

  (cost $19,507,513)                                                                                                   19,507,513
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY NOTES--93.5%
------------------------------------------------------------------------------------------------------------------------------------

  6.00%, 8/15/1999                                                                   4.54           632,312,000       632,645,199

  8.00%, 8/15/1999                                                                   4.66             8,389,000         8,399,804

  5.875%, 8/31/1999                                                                  4.60           176,525,000       176,678,403

  6.875%,8/31/1999                                                                   4.45           102,124,000       102,304,590

  5.75%, 9/30/1999                                                                   4.74           163,032,000       163,262,939

  7.125%, 9/30/1999                                                                  4.64           387,265,000       388,732,070

  6.00%, 10/15/1999                                                                  4.65           108,735,000       109,008,006

  5.625%, 10/31/1999                                                                 4.54           367,479,000       368,238,213

  7.50%, 10/31/1999                                                                  4.61           106,958,000       107,643,398

  5.875%, 11/15/1999                                                                 4.54            12,042,000        12,083,249

  7.875%, 11/15/1999                                                                 4.69            41,938,000        42,305,479

  5.625%, 11/30/1999                                                                 4.60           200,000,000       200,554,280

  7.75%, 11/30/1999                                                                  5.02           192,419,000       194,049,982

  5.625%, 12/31/1999                                                                 4.33            75,000,000        75,320,251

  5.375%, 6/30/2000                                                                  5.15            30,000,000        30,016,564

TOTAL U.S. TREASURY NOTES

  (cost $2,611,242,427)                                                                                             2,611,242,427
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY STRIPS--3.6%
------------------------------------------------------------------------------------------------------------------------------------

 4.805%, 9/30/1999

  (cost $99,208,914)                                                                 4.80           100,000,000        99,208,914
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS

  (cost $2,729,958,854)                                                                                    97.8%    2,729,958,854

CASH AND RECEIVABLES (NET)                                                                                  2.2%       61,696,296

NET ASSETS                                                                                                100.0%    2,791,655,150

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF INVESTMENTS

July 31, 1999 (Unaudited)

                                                                                                     Principal
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS                                                              Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------
TAX EXEMPT INVESTMENTS--97.3%
------------------------------------------------------------------------------------------------------------------------------------

ALABAMA--4.9%

Stevenson, IDB, EIR, Refunding, VRDN (Mead Corp. Project)


  3.50%, Series A (LOC; Bank of Austria)                                                            10,000,000  (a)    10,000,000

DISTRICT OF COLUMBIA--2.5%

District of Columbia, TRAN

 3.75%, Series B, 9/30/1999 (LOC: Canadian Imperial Bank of Commerce,

  Morgan Guaranty Trust Co. and Societe Gererale).                                                   5,000,000          5,005,200

FLORIDA--5.7%

Orange County School District, TAN 3.10%, 9/15/1999                                                 11,500,000         11,495,687

GEORGIA--2.5%

Fulton County School District, Construction Sales, TAN 3.25%,
12/31/1999                                                                                           5,000,000          5,004,436

IOWA--4.2%

Iowa Finance Authority, SWDR, VRDN (Cedar River Paper Co. Project)

  3.55% (LOC; Bank of Nova Scotia)                                                                   8,500,000  (a)     8,500,000

KANSAS--2.6%

Butler County, Solid Waste Disposal and Cogeneration Revenue, VRDN

  (Texaco Refinancing and Marketing) 3.50%, Series B (LOC; Texaco Inc.)                              5,300,000  (a)     5,300,000

KENTUCKY--.7%

Boone County, IDR, VRDN (Curtain Matheson Scientific Project)

  3.30% (LOC; Toronto-Dominion Bank)                                                                 1,500,000  (a)     1,500,000

LOUISIANA--4.4%

Jefferson Parish Home Mortgage Authority, Refunding

  3.625%, Series C, 9/1/1999                                                                         1,490,000          1,490,000

New Orleans Aviation Board, Revenue, VRDN (Passenger Facility Charge Projects)

  3.35% (LOC: Banque Paribas and Canadian Imperial Bank of Commerce)                                 7,400,000          7,400,000

MARYLAND--2.5%

Maryland Community Development Administration Department,

  Housing and Community Development, Residential 3.15%, Series B, 1/14/2000                          5,000,000          5,000,000

MASSACHUSETTS--3.7%

Springfield, BAN:

  4%, 9/2/1999 (LOC; Fleet Bank)                                                                     4,600,000          4,601,752

  4%, 6/23/2000 (LOC; Fleet Bank)                                                                    2,880,000          2,892,419

MISSOURI--5.7%

Missouri Higher Education Loan Authority, Student Loan Revenue, Refunding, VRDN

  3.35%, Series B (Insured; MBIA and LOC; State Street Bank and Trust Co.)                           6,500,000  (a)     6,500,000

St. Louis General Fund, Revenue, TRAN 4%, 6/30/2000                                                  5,000,000          5,033,125

NEW HAMPSHIRE--2.5%

New Hampshire Business Finance Authority, PCR, CP (New England Power Co.
Project)

  3.35%, Series A, 8/23/1999 (LOC; New England Power Co.)                                            5,000,000          5,000,000

NEW MEXICO--2.5%

State of New Mexico, TRAN 4%, 6/30/2000.                  5,000,000  5,033,995

NEW YORK--11.3%

Long Island Power Authority, Electric Systems Revenue, CP

  3.10%, Sub-Series 4, 8/19/1999 (LOC: Bayerische Landesbank and Westdeutsche Landesbank)            8,000,000          8,000,000

New York City Municipal Water Finance Authority, CP

 3.15%, Series 1, 8/10/1999 ( LOC: Bank of Nova Scotia, Commerz Bank and

  Toronto-Dominion Bank)                                                                            10,000,000          10,000,000

New York City Transitional Finance Authority, Revenue, VRDN

  3%, Series A-2 (Liquidiy Facility; National City Bank)                                             5,000,000  (a)      5,000,000


                                                                                                     Principal

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (CONTINUED)                                                  Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

NORTH DAKOTA--2.5%

North Dakota Housing Finance Agency, Housing Finance Program, Revenue

  (Home Mortgage Revenue) 3.20%, Series C, 4/1/2000                                                  5,000,000          5,000,000

OHIO--9.5%

Montgomery County, Revenue (Miami Valley Hospital):

  CP 3.35%, Series B, 10/22/1999 (Liquidity Facility; Morgan Guaranty Trust Co.)                     6,000,000          6,000,000

  Refunding, VRDN 3.40%, Series A (Liquidity Facility; National City Bank)                           1,000,000  (a)     1,000,000

Ohio Housing Finance Agency, Residential Mortgage Revenue

  3.05%, Series A-2, 3/1/2000.                                                                       5,500,000          5,500,000

Twinsburg, IDR, VRDN (UTD Stationers Supply Co.)

  3.60% (LOC; PNC Bank)                                                                              6,800,000  (a)     6,800,000

OREGON--4.7%

Oregon Housing and Community Services Department, Mortgage Revenue,

 (Single Family Mortgage Program):

    3.15%, Series I, 12/1/1999.                                                                      4,525,000          4,525,000

    Refunding 3.60%, Series F, 8/31/1999                                                             5,000,000          5,000,000

PENNSYLVANIA--3.9%

Emmaus General Authority, Revenue, VRDN

  3.15% (Insured; FSA and Liquidity Facility; Credit Suisse)                                         8,000,000  (a)     8,000,000

TENNESSEE--4.0%

Sevier County Public Building Authority, Local Government Public Improvement,
VRDN:

  3.05%, Series A-2 (Insured; AMBAC and LOC; Krediet Bank)                                           3,965,000  (a)     3,965,000

  3.05%, Series A-3 (Insured; AMBAC and LOC; Krediet Bank)                                           4,055,000  (a)     4,055,000

TEXAS--6.4%

Brazos River Harbor Naval District, Brazoria County Revenue, VRDN:

  (B.A.S.F Corp.) 3.55% (Corp. Guaranty; B.A.S.F. Corp.)                                             2,750,000  (a)     2,750,000

  (Dow Chemical Co. Project) 3.55% (Corp. Guaranty; Dow Chemical Corp.)                              6,250,000  (a)     6,250,000

State of Texas 4.50%, 8/31/1999                                                                      4,000,000          4,003,441

UTAH--2.5%

Intermoutain Power Agency, Power Supply Revenue, CP

  3.20%, 9/16/1999 (Insured; AMBAC and Liquidity Facility; Morgan Guaranty Trust Co.)                5,000,000          5,000,000

VERMONT--2.1%

Vermont Industrial Development Authority, IDR, VRDN (Ryegate Project)

  3.20% (LOC; ABN-Amro Bank)                                                                         4,300,000  (a)     4,300,000

WASHINGTON--2.3%

Washington State Housing Finance Commission, Single Family Program

  3%, Series 1 A-S, 2/1/2000                                                                         4,700,000          4,700,000

WEST VIRGINIA--3.7%

Marion County, Commission Solid Waste Disposal Facility Revenue, VRDN

  (Granttown Project) 3.25%, Series B (LOC; National Westminster Bank)                               7,400,000  (a)     7,400,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $196,997,867)                                                                     97.3%       197,005,055

CASH AND RECEIVABLES (NET)                                                                                 2.7%         5,478,268

NET ASSETS                                                                                               100.0%       202,483,323

(A)  SECURITIES PAYABLE ON DEMAND. VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                                 The Funds

STATEMENT OF INVESTMENTS

July 31, 1999 (Unaudited)

                                                                                                     Principal
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT                                                          Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------
TAX EXEMPT INVESTMENTS--98.3%
------------------------------------------------------------------------------------------------------------------------------------

Half Hollow Hills Central School District, TAN 4%,
6/29/2000                                                 4,500,000  4,523,758

Town of Islip Industrial Development Agency, IDR, VRDN


  (Brentwood Distribution Co.) 3.20% (LOC; Fleet Bank)                                               3,750,000  (a)     3,750,000

Long Island Power Authority, VRDN

  3.40% Subseries 5 (LOC; ABN-Amro Bank and Morgan Guaranty Trust Co.)                               8,700,000  (a)     8,700,000

  3.40% Subseries 7 (Insured; MBIA and LOC; Credit Suisse)                                           8,700,000  (a)     8,700,000

Metropolitan Transit Authority, Revenue

  CP 3.10%, Series 1, 8/10/1999 (LOC; ABN-Amro Bank)                                                 6,800,000          6,800,000

Nassau County Industrial Development Agency, IDR, VRDN

  (Manhassett Association Project) 3.15% (LOC; Chase Manhattan Bank)                                 2,000,000  (a)     2,000,000

City of New York, VRDN:

  3.40%, Subseries A-5 (LOC; Kredietbank)                                                            2,300,000  (a)     2,300,000

  3.40%, Subseries A-5 (LOC; Kredietbank)                                                            2,400,000  (a)     2,400,000

  3.40%, Series B (Insured; MBIA and LOC; Austria Aktiengesel)                                       3,600,000  (a)     3,600,000

  3.50%, Subseries E-3 (LOC; Morgan Guaranty Trust Co.)                                              4,000,000  (a)     4,000,000

New York City Health and Hospital Corporation, Revenue, VRDN (Health Systems)

  2.90%, Series B (LOC; Canadian Imperial Bank of Commerce)                                          4,800,000  (a)     4,800,000

New York City Municipal Water Finance Authority, Water and Sewer Systems
Revenue:

  3.50%, Series A (Insured; FGIC and Liquidity Facility; FGIC)                                       6,800,000  (a)     6,800,000

  CP 3%, 8/9/1999 (LOC: Commerzbank, Bank of Nova Scotia and Toronto-Dominion Bank)                 13,000,000         13,000,000

New York City Transitional Financial Authority, Revenues VRDN:

  2.84%, Subseries B-2 ( LOC; First National Bank of Chicago)                                        7,500,000  (a)     7,500,000

  3.40%, Subseries C (LOC; Bayerische Landesbank)                                                    8,850,000  (a)     8,850,000

New York City, Trust Cultural Resource, VRDN (American Museum of National
History)

  2.70%, Series B (Insured; AMBAC and LOC; Societe Generale)                                         4,445,000  (a)     4,445,000

New York State, CP 3.10%, 8/12/1999 (LOC; Westdeutsche Landesbank)                                   4,600,000          4,600,000

New York State Dormitory Authority, Revenues, VRDN:

 (Memorial Sloan Kettering)

    3.40%, Series A (LOC; Chase Manhattan Bank)                                                     10,000,000  (a)    10,000,000

  (Metropolitan Museum of Art)

    2.80%, Series A (Corp. Guaranty; Metropolitan Museum of Art)                                     5,950,000  (a)     5,950,000

  (Oxford University Press Inc.)

    3.40% (LOC; Landesbank Hessen)                                                                   3,700,000  (a)     3,700,000

New York State Energy Research and Development Authority, PCR:

 (New York State Electric and Gas):

    2.95%, Series A, 3/15/2000 (LOC; Morgan Guaranty Trust Co.)                                      6,000,000          6,000,000

    3%, Series D, 12/1/1999 (LOC; Union Bank of Switzerland)                                         4,005,000          4,005,000

  VRDN:

    (Central Hudson Gas and Electric Project)

      2.80%, Series A (LOC; Union Bank of Switzerland)                                               3,000,000  (a)     3,000,000

  (Niagara Mohawk Power Corp.):

    3.40%, Series C (LOC; Canadian Imperial Bank of Commerce)                                        7,950,000  (a)     7,950,000

    3.40%, Series B (LOC; Toronto-Dominion Bank)                                                     5,000,000  (a)     5,000,000

    3.45%, Series A (LOC; Toronto-Dominion Bank)                                                     7,000,000  (a)     7,000,000

    3.55%, Series A (LOC; Morgan Guaranty Trust Co.)                                                 4,400,000  (a)     4,400,000

    3.55%, Series B (LOC; Morgan Guaranty Trust Co.)                                                10,000,000  (a)    10,000,000

  Refunding:

    (New York State Electric and Gas)

      3.45%, Series D (LOC; First Chicago Corp.)                                                     8,000,000  (a)     8,000,000

    (Orange/Rockland Utilities)

      2.70%, Series A (Insured; AMBAC and LOC; Societe Generale)                                    10,000,000  (a)    10,000,000


                                                                                                     Principal
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (CONTINUED)                                              Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

New York State Housing Finance Agency, Service Contract Obligation Revenue, VRD

  3%, Series A (LOC; CommerzBank)                                                                    9,000,000  (a)     9,000,000

New York State Local Government Assistance Corporation, VRDN:

  2.80%, Series A (LOC: Bayerische Landesbank, Westdeutsche Landesbank)                              4,200,000  (a)     4,200,000

  2.80%, Series B (LOC; Bank of Nova Scotia)                                                         7,800,000  (a)     7,800,000

New York State Power Authority, CP

 3.10%, 9/9/1999 (Liquidity Facility: Bank of Nova Scotia, CommerzBank, Credit
Locale de France,

  Landeshessen-Thuringen, Morgan Guaranty Trust Co. and Toronto-Dominion Bank)                       9,200,000          9,200,000

Town of Oyster Bay:

  BAN 4.00%, 10/1/1999                                                                               3,000,000          3,003,152

  TAN 3.25%, 1/28/2000                                                                               4,900,000          4,904,677

Rochester, BAN 3.50%, Series I, 3/8/2000                                                            12,021,000         12,048,490

Sachem Central School District, TAN 4%, 6/29/2000                                                    5,000,000          5,024,209

West Babylon New York Union Free School District, TAN 4%, 6/29/2000                                  5,000,000          5,019,757

Westchester County, TAN 2.83%, 12/30/1999                                                            8,250,000          8,249,272
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $250,222,354)                                                                     98.3%       250,223,315

CASH AND RECEIVABLES (NET)                                                                                 1.7%         4,382,288

NET ASSETS                                                                                               100.0%       254,605,603

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF INVESTMENTS

July 31, 1999 (Unaudited)

                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT                                                                  Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------
TAX EXEMPT INVESTMENTS--99.4%
------------------------------------------------------------------------------------------------------------------------------------

ALASKA--2.5%


Anchorage, TAN 3.75%, 1/4/2000                                                                      12,000,000         12,039,806

Valdez, Marine Terminal Revenue:

 Refunding, CP (ARCO Transportation Project)

    3.10%, Series A, 8/12/1999 (Corp. Gauranty; Atlantic Richfield Co.)                             14,100,000         14,100,000

  VRDN (Exxon Pipeline Co. Project)

    3.40% (Corp. Guaranty; Exxon Corp.)                                                             10,400,000  (a)    10,400,000

ARKANSAS--.8%

University of Arkansas, University Revenues, Refunding, VRDN (UAMS Campus)

  3.25% (Insured; MBIA and Liquidity Facility; Credit Suisse)                                       12,100,000  (a)    12,100,000

CALIFORNIA-2.7%

California Higher Education Loan Authority, Student Loan Revenue, Refunding:

  3.18%, Series A-2, 4/1/2000 (LOC; Student Loan Marketing Association)                             16,000,000         16,000,000

  3.50%, Series A, 7/1/2000 (LOC; National Westminster Bank)                                        12,700,000         12,700,000

  3.50%, Series A-1, 7/1/2000 (LOC; Student Loan Marketing Association)                             11,275,000         11,275,000

Orange County Sanitation Districts No. 1-3, 5-7, and 11, COP, Refunding, VRDN

  1% (Insured; AMBAC and Liquidity Facility; Societe Gererale)                                          50,000  (a)        50,000

CONNECTICUT--2.0%

State of Connecticut, GO Notes 3.50%, Series C,
10/15/1999                                                                                          10,000,000         10,010,022

State of Connecticut Special Assessment Unemployment Compensation Advance Fund,
Revenue

 (Connecticut Unemployment)

  3.60%, Series C, 7/1/2000 (Insured; FGIC and Liquidity Facility; FGIC)                            19,300,000         19,300,000

DELAWARE--4.0%

Delaware Economic Development Authority, Revenue, VRDN (Hospital Billing
Collection):

  3.15%, Series A (BPA; Morgan Stanley and Co. and Insured; MBIA)                                    8,200,000  (a)     8,200,000

  3.15%, Series B (BPA; Morgan Stanley and Co. and Insured; MBIA)                                   33,200,000  (a)    33,200,000

  3.15%, Series C (BPA; Morgan Stanley and Co. and Insured; MBIA)                                   18,700,000  (a)    18,700,000

DISTRICT OF COLUMBIA--3.9%

District of Columbia:

 Refunding, VRDN:

    3.50%, Series A-4 (LOC; Societe Generale                                                        18,900,000  (a)    18,900,000

    3.50%, Series A-5 (LOC; Bank of Nova Scotia)                                                    12,522,000  (a)    12,522,000

    3.50%, Series A-6 (LOC; National Westminster Bank)                                               7,000,000  (a)     7,000,000

  TRAN 3.75%, Series B, 9/30/1999 (LOC: Canadian Imperial Bank of Commerce,

    Morgan Guaranty Trust Co. and Societe Generale)                                                 20,000,000         20,020,800

FLORIDA--12.2%

Capital Projects Finance Authority, Revenue, VRDN (Capital Project Loan Program

  3.05%, Series A (Insured; FSA and Liquidity Facility; Credit Suisse)                              10,000,000  (a)    10,000,000

Dade County, Water and Sewer Systems Revenue, VRDN

  3% (BPA; Commerzbank and Insured; FGIC)                                                           80,640,000  (a)    80,640,000

Orange County Housing Finance Authority, MFHR, VRDN (Heather Project)

  3.15%, Series B (LOC; FNMA)                                                                       12,300,000  (a)    12,300,000

Palm Beach School District, TAN 3.625%, 10/14/1999                                                  12,350,000         12,358,867

Putnam County Development Authority, PCR (Seminole Electric)

  3%, Series H-4, 9/15/1999 (Corp. Guaranty; National Rural Utility Corp.)                          14,595,000         14,595,000

Saint Lucie County, PCR, Refuding, VRDN (Florida Power and Light Co. Project)

  3.40% (Corp. Guaranty; Florida Power and Light Co.)                                                5,900,000  (a)     5,900,000

Sarasota County Health Facility Authority, HR, CP (Sarasota Memorial Hospital):

  3.25%, 9/15/1999 (LOC; Suntrust Bank)                                                             10,000,000         10,000,000

  3.30%, 10/12/1999 (LOC; Suntrust Bank)                                                             9,045,000         9,045,000


                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

FLORIDA (CONTINUED)

Sunshine State Governmental Financing Commision, Revenue, CP

 3.25%, 11/15/1999 (Insured; AMBAC and Liquidity Facility: Toronto-Dominion Bank and

  Union Bank of Switzerland)                                                                        25,800,000         25,800,000

GEORGIA--1.3%

Fulton County School Distict Construction Sales, TAN

  3.25%, 12/31/1999                                                                                 19,850,000         19,867,609

ILLINOIS--2.0%

Glendale Heights, Multi-Family Revenue, VRDN (Glendale Lake Project)

  3.05% (LOC; Bank of America)                                                                      14,845,000  (a)    14,845,000

Illinois Health Facilities Authority, Revenue (Evanston Northwestern Corp.)

  3.25%, Series 1998, 5/31/2000                                                                     15,000,000         15,000,000

INDIANA--5.2%

Hammond Local Public Improvement Bond Bank, Revenue (Advanced Funding Program)

  3.60%, Series A-2, 1/6/2000                                                                       42,535,000         42,624,176

Indiana Bond Bank Advance Funding Program 3.50%, Series A-2, 1/19/2000                              20,000,000         20,022,069

Petersburg, PCR, Refunding, VRDN (Indiana Power and Light Co.)

  3.15%, Series B (Insured; AMBAC and Liquidity Facility; Indianapolis Power and Light Co.)         15,000,000  (a)    15,000,000

IOWA--1.7%

Iowa Higher Education Loan Authority, Education Facility Revenue, VRDN

 (Palmer Chiropractic University Foundation)

  3.55% (LOC; Firstar Bank of Milwaukee)                                                             8,475,000  (a)     8,475,000

Iowa School Cash Anticipation Program, School Corp. Warrant Certificates

  4%, 6/23/2000 (Insured; FSA)                                                                      17,000,000         17,113,160

LOUISIANA--1.8%

Jefferson Parish Hospital Service District No.2, HR, VRDN 3.15% (Insured; FGIC)                      9,000,000  (a)     9,000,000

Plaquemines Port Harbor and Terminal District, Port Facilities Revenue

 (International Marine Terminal Project)

  3%, Series A, 3/15/2000 (LOC; Morgan Guaranty Trust Co.)                                           7,500,000          7,500,000

West Baton Rouge Parish Industrial District No. 3 Revenue, Refunding, VRDN

 (Dow Chemical Project)

  3.45%, Series B (Corp. Guaranty; Dow Chemical Co.)                                                10,700,000  (a)    10,700,000

MARYLAND--.9%

Baltimore County, EDR, Refunding, VRDN (Blue Circle Inc. Project)

  3.25% (LOC; Den Danske Bank)                                                                      13,600,000  (a)    13,600,000

MASSACHUSETTS--10.4%

Commonwealth of Massachusetts, Refunding, VRDN

  3%, Series B (LOC; Toronto-Dominion Bank)                                                         45,000,000  (a)    45,000,000

Massachusetts Health and Educational Facilities Authority, Revenue, VRDN:

 (Capital Asset Program)

    3.40%, Series D (Insured; MBIA and Liquidity Facility; Credit Suisse)                           15,500,000  (a)    15,500,000

  (Partners Healthcare System)

    3.05%, Series P-2 (Insured; FSA and LOC: Bayerische Landesbank and

    Morgan Guaranty Trust Co.)                                                                      24,100,000  (a)    24,100,000

Massachusetts Housing Finance Agency, Refunding, VRDN (Harbor
Point-Multi-Family)

  3.05%, Series A (LOC; Student Loan Marketing Association)                                         18,000,000  (a)    18,000,000

Massachusetts Municipal Wholesale Electric Company, Power Supply Systems
Revenue, VRDN

  3.05%, Series C (BPA; Credit Suisse and Insured; MBIA)                                            12,300,000  (a)    12,300,000

Massachusetts Water Resource Authority, Multi-Modal, Refunding , VRDN

  3.05%, Series D (Insured; FGIC and Liquidity Facility; FGIC)                                      20,000,000  (a)    20,000,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (CONTINUED)

July 31, 1999 (Unaudited)

                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

MASSACHUSETTS (CONTINUED)

City of Pittsfield, BAN 4.10%,7/12/2000                                                             10,000,000         10,009,110

City of Springfield, BAN 4%, 3/2/2000 (LOC; Fleet Bank)                                             10,000,000         10,028,533

MICHIGAN--1.8%

Detroit City School District, School Aid Notes 4%,
6/1/2000                                                                                            20,000,000         20,129,117

Michigan Housing Development Authority, LOR, VRDN (Laurel Valley)

  3.15% (LOC; Wachovia Bank of Georgia)                                                              5,900,000  (a)     5,900,000

MINNESOTA--2.0%

City of Cloquet, PCR, VRDN (Potlatch Corp. Project)

  3.30% (LOC; Credit Suisse)                                                                         5,600,000  (a)     5,600,000

Minnesota Housing Fiance Agency, Single Family Mortgage

  3.15%, Series E, 6/1/2000                                                                         23,650,000         23,650,000

MISSOURI--.8%

City of Saint Louis, General Fund Revenue, TRAN 4%,
6/30/2000                                                                                           12,000,000         12,079,501

NEBRASKA-1.8%

Nebhelp, Inc. Mutiple Mode Student Loan Revenue, VRDN

  3.20%, Series C (Insured; MBIA and BPA; Student Loan Marketing Association)                       27,340,000  (a)    27,340,000

NEW JERSEY--3.4%

Essex County, TAN 3.50%, 11/18/1999                                                                 10,000,000         10,009,621

Essex County Improvement Authority, BAN 3.50%, 3/31/2000                                            15,000,000         15,033,761

New Jersey Educational Facilities Authority, Revenue, Refunding, VRDN (College of New Jersey)

  3.05%, Series A (Insured; AMBAC and LOC: Bank of Nova Scotia and Toronto-Dominion Bank)           25,000,000  (a)    25,000,000

NEW MEXICO--1.3%

State of New Mexico, TRAN 4%, 6/30/2000                                                             20,000,000         20,135,979

NEW YORK--13.1%

Long Island Power Authority, Electric Systems Revenue:

  CP 3.10%, Series 4, 8/19/1999 (LOC: Bayerische Landesbank and Westdeutsche Landesbank)             8,000,000          8,000,000

  VRDN 3%, Sub-Series 2 (LOC: Bayerische Landesbank and Westdeutsche Landesbank)                    10,000,000  (a)    10,000,000

Metropolitan Transportation Authority, Transport Facility Revenue, CP

  3.15%, 11/15/1999 (LOC; ABN-Amro Bank)                                                            10,000,000         10,000,000

New York City Municipal Water Finance Authority, Water and Sewer System Revenue

  CP 3.15%, 8/9/1999 (LOC: Bank of Nova Scotia, Commerzbank and Toronto-Dominion Bank)              17,000,000         17,000,000

  VRDN 3.40%, Series C (Insured; FGIC and Liquidity Facility; FGIC)                                 21,200,000  (a)    21,200,000

New York State Local Government Assistance Corporation, VRDN:

  2.70%, Series G (LOC; Bank of Nova Scotia)                                                        25,700,000  (a)    25,700,000

  2.75%, Series B (LOC: Bayerische Landesbank and Westdeutsche Landesbank)                          27,000,000  (a)    27,000,000

  2.35%, Series C (LOC; Landesbank Hessen)                                                          44,600,000  (a)    44,600,000

New York State Medical Care Facilities Finance Agency, Revenue, VRDN

 (Pooled Loan Equipment Program-1)

  2.70% (LOC; Chase Manhattan Bank)                                                                 11,100,000         11,100,000

Rochester 3.10%, Series II, 10/28/1999                                                              20,000,000         20,001,209

OREGON--1.7%

Oregon Housing and Community Services Department, Mortgage Revenue

 (Single Family Mortgage Program):

    3.15%, Series C, 4/13/2000                                                                       5,000,000          5,000,000

    3.45%, Series G, 6/29/2000                                                                      10,000,000         10,000,000

    Refunding 3.60%, Series E, 8/31/1999                                                            11,000,000         11,000,000

PENNSYLVANIA--2.2%

Delaware Valley Regional Finance Authority, Local Government Revenue, VRDN

  3.05%, Series D (LOC; Credit Suisse)                                                              10,300,000  (a)    10,300,000


                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA (CONTINUED)

Emmaus General Authority, Revenue, VRDN

  3.25%, Sub-Series F-10 (LOC; Bayerische Landesbank)                                                4,000,000  (a)     4,000,000

City of Philadelphia, School District, TRAN

  5%, Series C, 6/30/2000 (LOC; PNC Bank)                                                           15,000,000         15,072,948

Washington County Authority, LR, VRDN

 (Higher Education Pooled Equipment Lease Project)

  3.10%, Series 1985A (LOC; First Union National Bank)                                               3,400,000  (a)     3,400,000

TENNESSEE--2.3%

Sevier County, Public Building Authority, Local Government Public Improvement,
VRDN:

  3.05%, Series III-A-1 (Insured; AMBAC and Liquidity Facility; Landesbank Hessen)                  20,000,000  (a)    20,000,000

  3.05%, Series III-B-3 (Insured; AMBAC and Liquidity Facility; Landesbank Hessen)                   8,350,000  (a)     8,350,000

  3.05%, Series III-B-4 (Insured; AMBAC and Liquidity Facility; Landesbank Hessen)                   6,000,000  (a)     6,000,000

TEXAS--11.4%

Bexar County Health Facilities Development Corporation, Revenue, VRDN

 (Retirement Community-Air Force Village Foundation Project)

  3.15% (LOC; Rabobank Nederland)                                                                   14,300,000  (a)    14,300,000

Gulf Coast Waste Disposal Authority, PCR, Refunding, VRDN (Exxon Project)

  3.40% (Corp. Guaranty; Exxon Corp.)                                                                5,200,000  (a)     5,200,000

Harris County Health Facilities Development Corporation, HR, VRDN:

 (Methodist Hospital)

    3.45% (Liqudity Facility: Methodist Hospital and Morgan Guaranty Trust Co.)                     21,700,000  (a)    21,700,000

  (Texas Children's Hospital):

    3.15%, Series B-1 (LOC; Bank of America)                                                         8,300,000  (a)     8,300,000

    3.20%, Series B-1 (Insured; MBIA and Liqudity Facility; Morgan Guaranty Trust Co.)              40,000,000         40,000,000

Harris County Industrial Development Corporation, PCR, Refunding, VRDN (Shell
Oil Co. Project)

  3.40% (Corp. Guaranty; Shell Oil Co.)                                                             31,500,000  (a)    31,500,000

City of Houston, Water and Sewer Systems Revenue, CP 3.05%, Series A, 8/20/1999

  (Liquidity Facility: Union Bank of Switzerland and Westdeutsche Landesbank)                       22,000,000         22,000,000

Texas Department of Housing and Community Affairs, MFHR, VRDN (Higher Point III

  3.05%, Series A (LOC; FNMA)                                                                       12,490,000  (a)    12,490,000

Texas Health Facilities Development Corporation, HR, VRDN (North Texas Pooled
Health):

  3.15%, Series 85A (LOC; Banque Paribas)                                                              100,000  (a)       100,000

  3.50%, Series 85A (LOC; Banque Paribas)                                                           13,200,000  (a)    13,200,000

UTAH--1.1%

Intermountain Power Agency, Power Supply Revenue, CP

  3.20%, 9/16/1999 (Insured; AMBAC and LOC; Morgan Guaranty Trust Co.)                              16,000,000         16,000,000

WASHINGTON--2.8%

Snohomish County Public Utilities District No.1, Electric Revenue, VRDN

 (Generation Systems)

  3% (Insured; MBIA and SBPA; Industrial Bank of Japan)                                             10,760,000  (a)    10,760,000

Washington Housing Finance Commision, Non-Profit Housing Revenue, Refunding,
VRDN

  (Panorama City Project) 3.50% (LOC; Key Bank)                                                     10,330,000  (a)    10,330,000

Washington Public Power Supply System, Revenue, Refunding, VRDN (Nuclear Project
No. 3)

  3.05%, Series 3A-3 (LOC; Morgan Guaranty Trust Co.)                                               20,100,000  (a)    20,100,000

WISCONSIN--1.0%

Milwaukee, RAN 3.50%, Series A, 2/24/2000                                                           15,000,000         15,023,236

WEST VIRGINIA--.7%

Marshall County, Revenue, Refunding, VRDN (Bayer Corp. Project)

  3.50% (Corp. Guaranty; Bayer Corp.)                                                               10,100,000  (a)    10,100,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (CONTINUED)

July 31, 1999 (Unaudited)

                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

WYOMING--.4%

Uinta County, PCR, Refunding, VRDN (Amoco Project)

  3.40% (Corp. Guaranty; Amoco Credit Corp.)                                                         6,800,000  (a)     6,800,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $1,476,346,524)                                                                   99.4%     1,476,346,524

CASH AND RECEIVABLES (NET)                                                                                  .6%         8,401,821

NET ASSETS                                                                                               100.0%     1,484,748,345

SEE NOTES TO FINANCIAL STATEMENTS.


Summary of Abbreviations

AMBAC     American Municipal Bond Assurance Corporation     LOC       Letter of Credit
BAN       Bond Anticipation Notes                           LOR       Limited Obligation Revenue
BPA       Bond Purchase Agreement                           LR        Lease Revenue
CP        Commercial Paper                                  MBIA      Municipal Bond Investors Assurance
EDR       Economic Development Revenue                                  Insurance Corporation
EIR       Environment Improvement Revenue                   MFHR      Multi-Family Housing Revenue
FGIC      Financial Guaranty Insurance Company              PCR       Pollution Control Revenue
FNMA      Federal National Mortgage Association             RAN       Revenue Anticipation Notes
FSA       Financial Security Assurance                      SBPA      Standby Bond Purchase Agreement
GO        General Obligation                                SWDR      Solid Waste Disposal Revenue
HR        Hospital Revenue                                  TAN       Tax Anticipation Notes
IDB       Industrial Development Board                      TRAN      Tax and Revenue Anticipation Notes
IDR       Industrial Development Revenue                    VRDN      Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

                                                                                                        VALUE (%)
                                                                                      ______________________________________________
                                                                                          DREYFUS         DREYFUS        DREYFUS
                                                                                      MUNICIPAL CASH     NEW YORK      TAX EXEMPT
                                                                                        MANAGEMENT    MUNICIPAL CASH      CASH
FITCH            OR           MOODY'S                 OR     STANDARD & POOR'S             PLUS         MANAGEMENT     MANAGEMENT
____                         ________                        __________________     _______________  _______________ ______________

F1+/F1                        VMIG1/MIG1, P1                 SP1+/SP1, A1+/A1             96.2            89.2           96.1
AAA/AA (b)                    Aaa/A (b)                      AAA/AA (b)                     --              --            1.2
N/R (c)                       N/R (c)                        N/R (c)                       3.8            10.8            2.7

                                                                                         100.0           100.0          100.0

(A)  SECURITIES PAYABLE ON DEMAND. VARIABLE INTEREST RATE--SUBJECT TO PERIODIC
     CHANGE.
(B)  NOTES WHICH ARE NOT F, MIG OR SP RATED ARE REPRESENTED BY BOND RATINGS OF
     THE ISSUERS.
(C)  SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S
     HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE
     RATED SECURITIES IN WHICH THE FUND MAY INVEST.

(D)  AT JULY 31, 1999, DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT HAD
     $71,950,000 (28.3% OF NET ASSETS) INVESTED IN SECURITIES WHOSE PAYMENT IS
     DEPENDENT UPON REVENUES GENERATED FROM UTILITY-ELECTRIC REVENUES.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF ASSETS AND LIABILITIES

(amounts in thousands, except NET ASSET VALUE PER SHARE)

July 31, 1999 (Unaudited)

                                                              DREYFUS         DREYFUS        DREYFUS         DREYFUS        DREYFUS
                                               DREYFUS           CASH      GOVERNMENT     GOVERNMENT        TREASURY       TREASURY
                                                  CASH     MANAGEMENT            CASH     PRIME CASH            CASH     PRIME CASH
                                            MANAGEMENT     PLUS, INC.      MANAGEMENT     MANAGEMENT      MANAGEMENT     MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
ASSETS ($):


Investments at value                         5,636,784      7,567,628       4,361,045(a)     507,229       2,786,119(a)   2,729,959

Cash                                                --            --            4,704            --              --           5,359

Receivable for investment

  securites sold                                    --            --               --            --          215,006        252,628

Interest receivable                             25,640         71,736          35,158          2,955          25,843         60,461

                                             5,662,424      7,639,364       4,400,907        510,184       3,026,968      3,048,407
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation

  and affiliates                                 1,096          1,496             883             76             553            534

Due to Distributor                                  43            200             100             67             140            135

Cash overdraft due to Custodian                  5,036         11,058                            546             195             --

Payable for investment securities

  purchased                                         --             --              --             --              --        256,083

                                                 6,175         12,754             983            689             888        256,752
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                               5,656,249      7,626,610       4,399,924        509,495       3,026,080      2,791,655
------------------------------------------------------------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                              5,656,767      7,627,780       4,400,616        509,533       3,026,729      2,792,267

Accumulated net realized gain (loss)

  on investments                                  (518)        (1,170)           (692)           (38)           (649)          (612)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                               5,656,249      7,626,610       4,399,924        509,495       3,026,080      2,791,655
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE

INSTITUTIONAL SHARES

  Net Assets ($)                             5,026,381      6,608,325       3,683,341        295,057       2,392,483      2,235,356

  Shares Outstanding                         5,026,867      6,609,456       3,683,949        295,080       2,393,072      2,235,885

  NET ASSET VALUE PER SHARE ($)                   1.00           1.00            1.00           1.00            1.00           1.00
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR SHARES

  Net Assets ($)                               499,646        665,611         594,244         31,132         511,607        377,833

  Shares Outstanding                           499,678        665,645         594,327         31,134         511,661        377,893

  NET ASSET VALUE PER SHARE ($)                   1.00           1.00            1.00           1.00            1.00           1.00
------------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATIVE SHARES

  Net Assets ($)                                77,480         59,682          89,265          1,296          15,618         20,445

  Shares Outstanding                            77,481         59,684          89,265          1,296          15,618         20,448

  NET ASSET VALUE PER SHARE ($)                   1.00           1.00            1.00           1.00            1.00           1.00
------------------------------------------------------------------------------------------------------------------------------------

PARTICIPANT SHARES

  Net Assets ($)                                52,742        292,992          33,074        182,010         106,372        158,021

  Shares Outstanding                            52,742        292,994          33,075        182,024         106,378        158,041

  NET ASSET VALUE PER SHARE ($)                   1.00           1.00            1.00           1.00            1.00           1.00

(A)  AMOUNTS INCLUDE REPURCHASE AGREEMENTS OF $351,431,000 AND $1,027,010,000
     FOR DREYFUS GOVERNMENT CASH MANAGEMENT AND DREYFUS TREASURY CASH
     MANAGEMENT, RESPECTIVELY SEE NOTE 1(B).

SEE NOTES TO FINANCIAL STATEMENTS.



                                                                                        DREYFUS             DREYFUS         DREYFUS
                                                                                 MUNICIPAL CASH            NEW YORK      TAX EXEMPT
                                                                                     MANAGEMENT      MUNICIPAL CASH            CASH
                                                                                           PLUS          MANAGEMENT      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
ASSETS ($):


Investments at value                                                                    197,005             250,223       1,476,347

Cash                                                                                      3,871               3,066             252

Interest receivable                                                                       1,658               1,359           8,501

Prepaid expenses                                                                             --                   4               7

                                                                                        202,534             254,652       1,485,107
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                                                34                  44             271

Due to Distributor                                                                           17                   2              88

                                                                                             51                  46             359
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                                                                          202,483             254,606       1,484,748
------------------------------------------------------------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                                         202,666             254,611       1,485,480

Accumulated net realized gain (loss) on investments                                        (190)                 (6)           (732)

Accumulated net unrealized appreciation

  (depreciation) on investments                                                               7                   1              --
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                                                                          202,483             254,606       1,484,748
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE

INSTITUTIONAL SHARES

  Net Assets ($)                                                                        139,795             246,424       1,146,587

  Shares Outstanding                                                                    139,970             246,427       1,147,256

  NET ASSET VALUE PER SHARE ($)                                                            1.00                1.00            1.00
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR SHARES

  Net Assets ($)                                                                         43,897               7,742         188,005

  Shares Outstanding                                                                     43,904               7,743         188,052

  NET ASSET VALUE PER SHARE ($)                                                            1.00                1.00            1.00
------------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATIVE SHARES

  Net Assets ($)                                                                             --                  --(a)        1,646

  Shares Outstanding                                                                         --                  --(a)        1,646

  NET ASSET VALUE PER SHARE ($)                                                            1.00                1.00            1.00
------------------------------------------------------------------------------------------------------------------------------------

PARTICIPANT SHARES

  Net Assets ($)                                                                         18,791                 440         148,510

  Shares Outstanding                                                                     18,792                 441         148,526

  NET ASSET VALUE PER SHARE ($)                                                            1.00                1.00            1.00

(A)  AMOUNT REPRESENTS LESS THAN $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF OPERATIONS

(amounts in thousands)

Six Months Ended July 31, 1999 (Unaudited)

                                                              DREYFUS         DREYFUS        DREYFUS         DREYFUS        DREYFUS
                                               DREYFUS           CASH      GOVERNMENT     GOVERNMENT        TREASURY       TREASURY
                                                  CASH     MANAGEMENT            CASH     PRIME CASH            CASH     PRIME CASH
                                            MANAGEMENT     PLUS, INC.      MANAGEMENT     MANAGEMENT      MANAGEMENT     MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME ($):


INTEREST INCOME                                154,449        220,423         123,635         10,423          84,392         74,574

EXPENSES:

  Management fee--Note 2(a)                      6,204          8,716           5,029            422          3,538           3,202

  Distribution fees--Note 2(b):

    Investor Shares                                567  884       859              29            726             480

    Administrative Shares                           65  19         47               1              8              18

    Participant Shares                             127  390       412             331            214             290

                                                 6,963         10,009           6,347            783           4,486          3,990

INVESTMENT INCOME-NET                          147,486        210,414         117,288          9,640          79,906         70,584
------------------------------------------------------------------------------------------------------------------------------------

REALIZED GAIN (LOSS)
  ON INVESTMENTS--NOTE 1(B) ($):                  (60)          (183)               5           (41)               9          (141)

NET INCREASE IN NET ASSETS

  RESULTING FROM OPERATIONS                    147,426        210,231         117,293          9,599          79,915         70,443

SEE NOTES TO FINANCIAL STATEMENTS.



                                                                                        DREYFUS             DREYFUS         DREYFUS
                                                                                 MUNICIPAL CASH            NEW YORK      TAX EXEMPT
                                                                                     MANAGEMENT      MUNICIPAL CASH            CASH
                                                                                           PLUS          MANAGEMENT      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME ($):

INTEREST INCOME                                                                           3,764               4,031          23,469

EXPENSES:

  Management fee--Note 2(a)                                                                 239                 270           1,506

  Distribution fees--Note 2(b)

    Investor Shares                                                                          80                  11            206

    Administrative Shares                                                                    --                  --              1

    Participant Shares                                                                       40                   1             197

                                                                                            359                 282           1,910

INVESTMENT INCOME--NET                                                                    3,405               3,749          21,559
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($):

Net realized gain (loss) on investments                                                      (1)                 --            (219)

Net unrealized appreciation (depreciation) on investments                                     7                   1              --

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                        6                   1            (219)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      3,411               3,750          21,340

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF CHANGES IN NET ASSETS

(amounts in thousands)

                                                      DREYFUS CASH MANAGEMENT               DREYFUS CASH MANAGEMENT PLUS, INC.
                                                         SIX MONTHS ENDED                      SIX MONTHS ENDED
                                                         JULY 31, 1999         YEAR ENDED        JULY 31, 1999          YEAR ENDED
                                                           (UNAUDITED)     JANUARY 31, 1999        (UNAUDITED)      JANUARY 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS ($):


Investment income-net                                          147,486            269,282                210,414           408,257

Net realized gain (loss) on investments                            (60)                41                   (183)              160

NET INCREASE (DECREASE) IN NET ASSETS

   RESULTING FROM OPERATIONS                                   147,426            269,323                210,231           408,417
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME-NET:

   Institutional Shares                                       (132,768)          (241,430)              (188,882)         (364,727)

   Investor Shares                                             (10,274)           (22,395)               (16,300)          (38,255)

   Administrative Shares                                        (3,052)            (2,405)                  (880)           (1,521)

   Participant Shares                                           (1,392)            (3,052)                (4,352)           (3,754)

TOTAL DIVIDENDS                                               (147,486)          (269,282)              (210,414)         (408,257)
------------------------------------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST/CAPITAL STOCK

  TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

   Institutional Shares                                     26,271,557          48,861,503            63,939,649        109,871,838

   Investor Shares                                           1,803,358           5,287,539             2,187,645          4,323,914

   Administrative Shares                                     1,374,406           1,261,335               254,245            480,949

   Participant Shares                                          162,080             440,333               422,956            424,349

Dividends reinvested:

   Institutional Shares                                         41,674             89,059                 98,130            184,610

   Investor Shares                                               3,674              8,808                 14,992             35,316

   Administrative Shares                                         2,043              2,259                    705              1,408

   Participant Shares                                              226                705                  4,329              3,723

Cost of shares redeemed:

   Institutional Shares                                    (27,560,194)       (46,780,196)           (64,877,341)      (108,401,543)

   Investor Shares                                          (1,769,791)        (5,298,435)            (2,227,277)        (4,419,435)

   Administrative Shares                                    (1,493,876)        (1,070,731)              (225,937)          (477,779)

   Participant Shares                                         (174,810)          (474,564)              (201,350)          (376,397)

INCREASE (DECREASE) IN NET ASSETS FROM

   BENEFICIAL INTEREST/CAPITAL STOCK TRANSACTIONS           (1,339,653)          2,327,615              (609,254)          1,650,953

TOTAL INCREASE (DECREASE) IN NET ASSETS                     (1,339,713)          2,327,656              (609,437)          1,651,113
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                                          6,995,962          4,668,306              8,236,047          6,584,934

END OF PERIOD                                                5,656,249          6,995,962              7,626,610          8,236,047

SEE NOTES TO FINANCIAL STATEMENTS.



                                                                  DREYFUS GOVERNMENT                    DREYFUS GOVERNMENT
                                                                   CASH MANAGEMENT                     PRIME CASH MANAGEMENT

                                                      SIX MONTHS ENDED                          SIX MONTHS ENDED
                                                         JULY 31, 1999         YEAR ENDED          JULY 31, 1999         YEAR ENDED
                                                           (UNAUDITED)   JANUARY 31, 1999            (UNAUDITED) JANUARY 31, 1999(A)
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS ($):


Investment income-net                                          117,288            267,607                  9,640             12,354

Net realized gain (loss) on investments                              5                42                     (41)                 3

NET INCREASE (DECREASE) IN NET ASSETS

   RESULTING FROM OPERATIONS                                   117,293            267,649                  9,599             12,357
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME-NET:

   Institutional Shares                                        (95,332)          (225,322)                (5,490)            (4,850)

   Investor Shares                                             (15,342)           (33,900)                  (516)              (211)

   Administrative Shares                                        (2,178)            (5,780)                   (38)                (5)

   Participant Shares                                           (4,436)            (2,605)                (3,596)            (7,288)

TOTAL DIVIDENDS                                               (117,288)          (267,607)                (9,640)           (12,354)
------------------------------------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST/CAPITAL STOCK

  TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

   Institutional Shares                                     23,233,669         49,602,546                570,067            379,208

   Investor Shares                                           3,410,490          6,097,984                 40,554             63,247

   Administrative Shares                                       610,849          1,720,949                    142              1,888

   Participant Shares                                        1,080,084          1,325,138                183,382            467,483

Dividends reinvested:

   Institutional Shares                                         54,574            117,657                  5,418              4,792

   Investor Shares                                               8,059             19,873                    514                205

   Administrative Shares                                           782              5,251                     38                  5

   Participant Shares                                              622              1,092                  3,596              7,288

Cost of shares redeemed:

   Institutional Shares                                    (23,623,966)       (49,837,682)              (474,762)          (189,641)

   Investor Shares                                          (3,635,273)        (6,086,055)               (24,583)           (48,804)

   Administrative Shares                                      (574,059)        (1,910,484)                  (777)                --

   Participant Shares                                       (1,317,758)        (1,086,618)              (167,746)          (311,981)

INCREASE (DECREASE) IN NET ASSETS FROM

   BENEFICIAL INTEREST/CAPITAL STOCK TRANSACTIONS             (751,927)           (30,349)               135,843            373,690

TOTAL INCREASE (DECREASE) IN NET ASSETS                       (751,922)           (30,307)               135,802            373,693
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                                          5,151,846          5,182,153                373,693

END OF PERIOD                                                4,399,924          5,151,846                509,495            373,693

(A)  FROM FEBRUARY 27, 1998 (COMMENCEMENT OF OPERATIONS) TO JANUARY 31, 1999.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

(amounts in thousands)

                                                         DREYFUS TREASURY CASH MANAGEMENT     DREYFUS TREASURY PRIME CASH MANAGEMENT
                                                          --------------------------------       -----------------------------------
                                                       SIX MONTHS ENDED                         SIX MONTHS ENDED
                                                          JULY 31, 1999         YEAR ENDED         JULY 31, 1999         YEAR ENDED
                                                             (UNAUDITED)  JANUARY 31, 1999            (UNAUDITED)  JANUARY 31, 1999
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                                          79,906             197,606               70,584             176,619

Net realized gain (loss) on investments                              9                (150)                (141)               (154)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                    79,915             197,456               70,443             176,465
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME-NET:

   Institutional Shares                                        (64,727)           (162,619)             (58,809)           (149,896)

   Investor Shares                                             (12,559)            (28,980)              (8,059)            (17,273)

   Administrative Shares                                          (384)               (697)                (772)             (2,643)

   Participant Shares                                           (2,236)             (5,310)              (2,944)             (6,807)

TOTAL DIVIDENDS                                                (79,906)           (197,606)             (70,584)           (176,619)
------------------------------------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST/CAPITAL STOCK
   TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

   Institutional Shares                                     16,009,432          38,362,478           23,005,954          48,734,997

   Investor Shares                                           2,624,557           5,861,799            1,086,510           2,761,494

   Administrative Shares                                        39,973              64,931               12,271             138,083

   Participant Shares                                          196,692             433,707              288,967             623,336

Dividends reinvested:

   Institutional Shares                                         16,307              48,428               23,408              55,518

   Investor Shares                                               2,234               6,558                3,752               8,133

   Administrative Shares                                           380                 695                  766               2,635

   Participant Shares                                               12                  32                1,101               1,788

Cost of shares redeemed:

   Institutional Shares                                    (16,498,266)        (38,467,227)         (23,577,983)        (48,913,555)

   Investor Shares                                          (2,653,238)         (5,927,383)          (1,146,274)         (2,639,366)

   Administrative Shares                                       (41,313)            (49,047)             (48,877)            (91,056)

   Participant Shares                                         (216,315)           (409,592)            (263,709)           (603,749)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST/CAPITAL STOCK TRANSACTIONS             (519,545)            (74,621)            (614,114)             78,258

TOTAL INCREASE (DECREASE) IN NET ASSETS                       (519,536)            (74,771)            (614,255)             78,104
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                                          3,545,616           3,620,387            3,405,910           3,327,806

END OF PERIOD                                                3,026,080           3,545,616            2,791,655           3,405,910

SEE NOTES TO FINANCIAL STATEMENTS.




                            DREYFUS MUNICIPAL CASH           DREYFUS NEW YORK MUNICIPAL             DREYFUS TAX EXEMPT
                                MANAGEMENT PLUS                    CASH MANAGEMENT                    CASH MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

                            IX MONTHS ENDED                   SIX MONTHS ENDED                   SIX MONTHS ENDED
                             JULY 31, 1999      YEAR ENDED      JULY 31, 1999      YEAR ENDED      JULY 31, 1999      YEAR ENDED
                              (UNAUDITED)    JANUARY 31, 1999    (UNAUDITED)    JANUARY 31, 1999    (UNAUDITED)    JANUARY 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS ($):


Investment income-net            3,405             7,424             3,749            7,222           21,559            50,090

Net realized gain (loss)
   on investments                   (1)              (19)               --               --             (219)              (25)

Net unrealized appreciation
   (depreciation)
on investments                       7                --                 1               --               --                --

NET INCREASE (DECREASE)
   IN NET ASSETS RESULTING
   FROM OPERATIONS               3,411             7,405             3,750            7,222            21,340           50,065
-------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS

 FROM ($):

INVESTMENT INCOME-NET:

   Institutional Shares         (2,274)           (5,648)           (3,632)          (6,863)          (18,073)         (44,051)

   Investor Shares                (878)           (1,390)             (113)            (341)           (2,204)          (4,038)

   Administrative Shares            --                --                --               --               (27)             (14)

   Participant Shares             (253)             (386)               (4)             (18)           (1,255)          (1,987)

TOTAL DIVIDENDS                 (3,405)           (7,424)           (3,749)          (7,222)          (21,559)         (50,090)
-------------------------------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST/CAPITAL
  STOCK TRANSACTIONS
  ($1.00 per share):

Net proceeds from
shares sold:

   Institutional Shares        408,957           883,430         1,035,801        1,624,729         4,710,135        9,297,174

   Investor Shares             262,070           345,655             3,607            3,447           346,135          572,355

   Administrative Shares            --                --               --               --              2,992            2,192

   Participant Shares           32,345            61,282               276            1,280           194,852          181,208

Dividends reinvested:

   Institutional Shares          1,912             4,737               907            1,533             5,616           13,945

   Investor Shares                 539             1,303                97              335                20              596

   Administrative Shares            --                --                --               --                26               14

   Participant Shares                2                 4                 4               17                --               19

Cost of shares redeemed:

   Institutional Shares       (479,167)         (813,864)       (1,058,530)      (1,553,680)       (4,854,877)      (9,344,669)

   Investor Shares            (268,878)         (343,904)           (4,580)          (8,205)         (319,000)        (561,192)

   Administrative Shares            --               --                 --              --             (2,621)          (1,645)

   Participant Shares          (28,997)          (52,532)             (458)          (1,325)         (119,518)        (179,862)

INCREASE (DECREASE) IN
   NET ASSETS FROM
   BENEFICIAL INTEREST/
   CAPITAL STOCK
   TRANSACTIONS                (71,217)           86,111           (22,876)          68,131           (36,240)         (19,865)

TOTAL INCREASE (DECREASE)
   IN NET ASSETS               (71,211)           86,092           (22,875)          68,131           (36,459)         (19,890)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period            273,694           187,602           277,481          209,350         1,521,207        1,541,097

END OF PERIOD                  202,483           273,694           254,606          277,481         1,484,748        1,521,207

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds



FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. Certain information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from each fund's financial statements.


                                                     PER SHARE DATA ($)                            RATIOS/SUPPLEMENTAL DATA (%)
                                                       --------------------------------------------------------------------

                                                                                                           DECREASE

                                                                                            RATIO OF NET   REFLECTED
                           NET ASSET             DIVIDENDS   NET ASSET             RATIO OF   INVESTMENT  IN EXPENSE     NET ASSETS
                            VALUE       NET      FROM NET      VALUE                EXPENSES   INCOME TO  RATIOS DUE TO   END OF
                           BEGINNING  INVESTMENT INVESTMENT    END       TOTAL     TO AVERAGE   AVERAGE  UNDERTAKING BY   PERIOD
                           OF PERIOD   INCOME     INCOME    OF PERIOD   RETURN(%)  NET ASSETS  NET ASSETS THE MANAGER  ($X1,000,000)
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS CASH MANAGEMENT
INSTITUTIONAL SHARES

Six Months Ended
July 31, 1999

  (Unaudited)                1.00       .024      (.024)      1.00       4.82(a)      .20(a)     4.78(a)       --         5,026
Year Ended January 31,

  1999                       1.00       .053      (.053)      1.00       5.45         .20        5.32          --         6,273

  1998                       1.00       .054      (.054)      1.00       5.58         .20        5.45          --         4,103

  1997                       1.00       .053      (.053)      1.00       5.39         .20        5.27          --         2,758

  1996                       1.00       .059      (.059)      1.00       6.03         .20        5.86          --         2,443

  1995                       1.00       .042      (.042)      1.00       4.28         .20        4.08          --         1,817

INVESTOR SHARES

Six Months Ended
July 31, 1999
  (Unaudited)                1.00       .022       (.022)      1.00      4.56(a)      .45(a)     4.53(a)       --          500
Year Ended January 31,

  1999                       1.00       .051       (.051)      1.00      5.19         .45        5.07          --          462

  1998                       1.00       .052       (.052)      1.00      5.31         .45        5.18          --          464

  1997                       1.00       .050       (.050)      1.00      5.13         .45        5.02          --          581

  1996                       1.00       .056       (.056)      1.00      5.76         .45        5.54          --          430

  1995                       1.00       .040       (.040)      1.00      4.03         .45        3.94          --           85

ADMINISTRATIVE SHARES

Six Months Ended
July 31, 1999
  (Unaudited)                1.00       .023       (.023)      1.00      4.72(a)      .30(a)     4.67(a)       --           77

Year Ended
January 31, 1999             1.00       .052       (.052)      1.00      5.34         .30        5.22          --          195

Year Ended
January 31, 1998             1.00       .053       (.053)      1.00      5.48         .30        5.37          --            2

Period Ended
January 31, 1997(b)          1.00       .010       (.010)      1.00      5.22(a)      .30(a)     3.74(a)       --          --(c)

PARTICIPANT SHARES

Six Months Ended
July 31, 1999
  (Unaudited)                1.00       .022       (.022)      1.00      4.42(a)      .60(a)     4.38(a)       --           53

Year Ended
January 31, 1999             1.00       .049       (.049)      1.00      5.03         .60        4.92          --           65

Year Ended
January 31, 1998             1.00       .050       (.050)      1.00      5.16         .60        5.21          --           99

Period Ended
January 31, 1997(b)          1.00       .010       (.010)      1.00      4.92(a)      .60(a)     3.84(a)       --           --(c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS CASH MANAGEMENT
PLUS, INC.
INSTITUTIONAL SHARES

Six Months Ended
July 31, 1999
  (Unaudited)                1.00       .024       (.024)      1.00      4.90(a)      .20(a)     4.86(a)       --        6,608

Year Ended January 31,
 1999                        1.00       .054       (.054)      1.00      5.50         .20        5.36          --        7,448

  1998                       1.00       .055       (.055)      1.00      5.64         .20        5.50          --        5,793

Period Ended
January 31, 1997(d)          1.00       .018       (.018)      1.00      5.34(a)      .20(a)     5.32(a)       --        5,516

Year Ended September 30,

  1996                       1.00       .055       (.055)      1.00      5.59         .20        5.46          --        4,766

  1995                       1.00       .057       (.057)      1.00      5.86         .20        5.81          --        4,405

  1994                       1.00       .036       (.036)      1.00      3.65         .20        3.49         .01        1,893

INVESTOR SHARES

Six Months Ended
July 31, 1999
  (Unaudited)                1.00       .023       (.023)      1.00      4.66(a)      .45(a)     4.61(a)       --          666

Year Ended January 31,

  1999                       1.00       .051       (.051)      1.00      5.24         .45        5.12          --          690

  1998                       1.00       .053       (.053)      1.00      5.38         .45        5.25          --          750

Period Ended
January 31, 1997(d)          1.00       .017       (.017)      1.00      5.10(a)      .45(a)     5.07(a)       --          782

Year Ended September 30,

  1996                       1.00       .052       (.052)      1.00      5.33         .45        5.19          --          629

  1995                       1.00       .055       (.055)      1.00      5.61         .45        5.66          --          352

  1994(e)                    1.00       .025       (.025)      1.00      3.61(a)      .45(a)     4.00(a)       --            6

SEE NOTES TO FINANCIAL STATEMENTS.



                                           PER SHARE DATA ($)                           RATIOS/SUPPLEMENTAL DATA (%)
                             ----------------------------------------------------------------------------------------------------
                                                                                                         DECREASE
                                                                                          RATIO OF NET   REFLECTED
                         NET ASSET             DIVIDENDS   NET ASSET             RATIO OF   INVESTMENT  IN EXPENSE     NET ASSETS
                          VALUE       NET      FROM NET      VALUE                EXPENSES   INCOME TO  RATIOS DUE TO   END OF
                         BEGINNING  INVESTMENT INVESTMENT    END       TOTAL     TO AVERAGE   AVERAGE  UNDERTAKING BY   PERIOD
                         OF PERIOD   INCOME     INCOME    OF PERIOD   RETURN(%)  NET ASSETS  NET ASSETS THE MANAGER  ($X1,000,000)
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS CASH MANAGEMENT
PLUS, INC. (CONTINUED)

ADMINISTRATIVE SHARES

Six Months Ended
July 31, 1999
  (Unaudited)               1.00       .024     (.024)       1.00       4.80(a)    .30(a)      4.76(a)       --            60

Year Ended January 31,
  1999                      1.00       .053     (.053)       1.00       5.39       .30         5.26          --            31

  1998                      1.00       .054     (.054)       1.00       5.54       .30         5.40          --            26

Period Ended
January 31, 1997(b)         1.00       .010     (.010)       1.00       5.22(a)    .30(a)      4.99(a)       --           --(c)

PARTICIPANT SHARES

Six Months Ended
July 31, 1999
  (Unaudited)               1.00       .022     (.022)       1.00       4.50(a)    .60(a)      4.46(a)       --           293

Year Ended January 31,

  1999                      1.00       .050     (.050)       1.00       5.07       .60         4.96          --            67

  1998                      1.00       .051     (.051)       1.00       5.22       .60         5.10          --            15

Period Ended
January 31, 1997(b)         1.00       .010     (.010)       1.00       4.92(a)    .60(a)      4.78(a)       --           --(c)

(A)  ANNUALIZED.
(B)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31,
     1997.
(C)  AMOUNT REPRESENTS LESS THAN $1 MILLION.
(D)  THE FUND CHANGED ITS FISCAL YEAR END FROM SEPTEMBER 30 TO JANUARY 31.
(E)  FROM JANUARY 24, 1994 (COMMENCEMENT OF INITIAL OFFERING) TO SEPTEMBER 30,
     1994.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                                 The Funds

                                           PER SHARE DATA ($)                           RATIOS/SUPPLEMENTAL DATA (%)
                           -----------------------------------------------------------------------------------------------------
                                                                                                 RATIO OF NET

                            NET ASSET               DIVIDENDS    NET ASSET             RATIO OF   INVESTMENT       NET ASSETS
                              VALUE         NET     FROM NET       VALUE                EXPENSES   INCOME TO      END OF
                            BEGINNING   INVESTMENT  INVESTMENT     END       TOTAL     TO AVERAGE   AVERAGE       PERIOD
                            OF PERIOD     INCOME     INCOME     OF PERIOD   RETURN(%)  NET ASSETS  NET ASSETS     ($X1,000,000)
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS GOVERNMENT
CASH MANAGEMENT

INSTITUTIONAL SHARES

Six Months Ended
July 31, 1999
  (Unaudited)                   1.00      .023       (.023)        1.00      4.76(a)     .20(a)      4.72(a)      3,683

Year Ended January 31,

  1999                          1.00      .052       (.052)        1.00      5.35        .20         5.22         4,019

  1998                          1.00      .054       (.054)        1.00      5.55        .20         5.41         4,137

  1997                          1.00      .053       (.053)        1.00      5.38        .20         5.25         4,565

  1996                          1.00      .059       (.059)        1.00      6.01        .20         5.83         4,778

  1995                          1.00      .041       (.041)        1.00      4.21        .20         4.04         2,797

INVESTOR SHARES

Six Months Ended
July 31, 1999 (Unaudited)       1.00      .022       (.022)        1.00      4.50(a)     .45(a)      4.46(a)        594

Year Ended January 31,

  1999                          1.00      .050       (.050)        1.00      5.08        .45         4.96           811

  1998                          1.00      .052       (.052)        1.00      5.28        .45         5.16           779

  1997                          1.00      .050       (.050)        1.00      5.12        .45         5.01           547

  1996                          1.00      .056       (.056)        1.00      5.75        .45         5.49           452

  1995                          1.00      .039       (.039)        1.00      3.95        .45         4.22            40

ADMINISTRATIVE SHARES

Six Months Ended
July 31, 1999 (Unaudited)       1.00      .023       (.023)        1.00      4.66(a)     .30(a)      4.61(a)         89

Year Ended January 31,

  1999                          1.00      .051       (.051)        1.00      5.24        .30         5.12            52

  1998                          1.00      .053       (.053)        1.00      5.44        .30         5.31           236

Period Ended
January 31, 1997(b)             1.00      .010       (.010)        1.00      5.17(a)     .30(a)      5.15(a)         37

PARTICIPANT SHARES

Six Months Ended
July 31, 1999 (Unaudited)       1.00      .021       (.021)        1.00      4.36(a)     .60(a)      4.31(a)         33

Year Ended January 31,

  1999                          1.00      .048       (.048)        1.00      4.93        .60         4.81           270

  1998                          1.00      .050       (.050)        1.00      5.13        .60         5.01            31

Period Ended
January 31, 1997(b)             1.00      .001       (.001)        1.00      4.87(a)     .60(a)      4.85(a)        --(c)

DREYFUS GOVERNMENT
PRIME CASH MANAGEMENT

INSTITUTIONAL SHARES

Six Months Ended
July 31, 1999 (Unaudited)       1.00      .023       (.023)        1.00      4.78*       .20(a)      4.73(a)        295

Period Ended
January 31, 1999(d)             1.00      .048       (.048)        1.00      5.33(a)     .20*        5.20*          194

INVESTOR SHARES

Six Months Ended
July 31, 1999 (Unaudited)       1.00      .022       (.022)        1.00      4.52(a)     .45(a)      4.48*           31

Period Ended
January 31, 1999(d)             1.00      .046       (.046)        1.00      5.06(a)     .45(a)      4.95*           15

ADMINISTRATIVE SHARES

Six Months Ended
July 31, 1999 (Unaudited)       1.00      .023       (.023)        1.00      4.68(a)     .30(a)      4.64*            1

Period Ended
January 31, 1999(d)             1.00      .047       (.047)        1.00      5.22(a)     .30*        5.10*            2

PARTICIPANT SHARES

Six Months Ended
July 31, 1999 (Unaudited)       1.00      .021       (.021)        1.00      4.38(a)     .60*        4.34*           182

Period Ended
January 31, 1999(d)             1.00      .045       (.045)        1.00      4.90(a)     .60*        4.80*           163

(A)  ANNUALIZED.
(B)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO
     JANUARY 31, 1997.
(C)  AMOUNT REPRESENTS LESS THAN $1 MILLION.
(D)  FROM FEBRUARY 27, 1998 (COMMENCEMENT OFOPERATIONS) TO JANUARY 31, 1999.

SEE NOTES TO FINANCIAL STATEMENTS.



                                            PER SHARE DATA ($)                           RATIOS/SUPPLEMENTAL DATA (%)
                              ----------------------------------------------------------------------------------------------------
                                                                                                          DECREASE
                                                                                           RATIO OF NET   REFLECTED
                          NET ASSET             DIVIDENDS   NET ASSET             RATIO OF   INVESTMENT  IN EXPENSE     NET ASSETS
                          VALUE       NET      FROM NET      VALUE                EXPENSES   INCOME TO  RATIOS DUE TO   END OF
                          BEGINNING  INVESTMENT INVESTMENT    END       TOTAL     TO AVERAGE   AVERAGE  UNDERTAKING BY   PERIOD
                          OF PERIOD   INCOME     INCOME    OF PERIOD   RETURN(%)  NET ASSETS  NET ASSETS THE MANAGER  ($X1,000,000)
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS TREASURY
CASH MANAGEMENT

INSTITUTIONAL SHARES

Six Months Ended
July 31, 1999

  (Unaudited)                1.00     .023     (.023)       1.00       4.62(a)       .20(a)    4.57(a)        --         2,392

Year Ended January 31,

  1999                       1.00     .051     (.051)       1.00       5.21          .20       5.09           --         2,865

  1998                       1.00     .053     (.053)       1.00       5.42          .20       5.30           --         2,921

Six Months Ended
January 31, 1997(b)          1.00     .026     (.026)       1.00       5.20(a)       .20(a)    5.14(a)        --         2,649

Year Ended July 31,

  1996                       1.00     .054     (.054)       1.00       5.51          .20       5.35           --         2,420

  1995                       1.00     .052     (.052)       1.00       5.34          .20       5.22           --         1,951

  1994                       1.00     .032     (.032)       1.00       3.27          .20       3.18          .01         1,983

INVESTOR SHARES

Six Months Ended
July 31, 1999
  (Unaudited)                1.00     .021     (.021)       1.00       4.36(a)       .45(a)    4.33(a)        --           512

Year Ended January 31,

  1999                       1.00     .048     (.048)       1.00       4.95          .45       4.84           --           538

  1998                       1.00     .051     (.051)       1.00       5.17          .45       5.07           --           597

Six Months Ended
January 31, 1997(b)          1.00     .025     (.025)       1.00       4.96(a)       .45(a)    4.89(a)        --           330

Year Ended July 31,

  1996                       1.00     .051     (.051)       1.00       5.25          .45       5.05           --           238

  1995                       1.00     .050     (.050)       1.00       5.08          .45       5.24           --            39

  1994(c)                    1.00     .018     (.018)       1.00       3.22(a)       .45(a)    3.33(a)        --            21

ADMINISTRATIVE SHARES

Six Months Ended
July 31, 1999
  (Unaudited)                1.00     .022     (.022)       1.00       4.52(a)       .30(a)    4.46(a)        --            16

Year Ended January 31,

  1999                       1.00     .050     (.050)       1.00       5.10          .30       4.99           --            17

  1998                       1.00     .052     (.052)       1.00       5.32          .30       5.20           --            --(e)

Period Ended
January 31, 1997(d)          1.00     .010     (.010)       1.00       5.07(a)       .30(a)    4.25(a)        --            --(e)

PARTICIPANT SHARES

Six Months Ended
July 31, 1999
  (Unaudited)                1.00     .021     (.021)       1.00       4.21(a)       .60(a)    4.17(a)        --           106

Year Ended January 31,

  1999                       1.00     .047     (.047)       1.00       4.79          .60       4.68           --           126

  1998                       1.00     .049     (.049)       1.00       5.00          .60       4.90           --           102

Period Ended
January 31, 1997(d)          1.00     .009     (.009)       1.00       4.77(a)       .60(a)    4.20(a)        --            --(e)

(A)  ANNUALIZED.
(B)  THE FUND CHANGED ITS FISCAL YEAR END FROM JULY 31 TO JANUARY 31.
(C)  FROM JANUARY 10, 1994 (COMMENCEMENT OF INITIAL OFFERING) TO JULY 31, 1994.
(D)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31,
     1997.
(E)  AMOUNT IS LESS THAN $1 MILLION.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds


FINANCIAL HIGHLIGHTS (CONTINUED)

                                           PER SHARE DATA ($)                           RATIOS/SUPPLEMENTAL DATA (%)
                             ----------------------------------------------------------------------------------------------------
                                                                                                       DECREASE
                                                                                          RATIO OF NET   REFLECTED
                         NET ASSET             DIVIDENDS   NET ASSET             RATIO OF   INVESTMENT  IN EXPENSE     NET ASSETS
                          VALUE       NET      FROM NET      VALUE                EXPENSES   INCOME TO  RATIOS DUE TO   END OF
                         BEGINNING  INVESTMENT INVESTMENT    END       TOTAL     TO AVERAGE   AVERAGE  UNDERTAKING BY   PERIOD
                         OF PERIOD   INCOME     INCOME    OF PERIOD   RETURN(%)  NET ASSETS  NET ASSETS THE MANAGER  ($X1,000,000)
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS TREASURY PRIME
CASH MANAGEMENT

INSTITUTIONAL SHARES

Six Months Ended
July 31, 1999

  (Unaudited)               1.00     .022     (.022)       1.00       4.50(a)      .20(a)      4.46(a)        --          2,235

Year Ended January 31,

  1999                      1.00     .050     (.050)       1.00       5.07         .20         4.96           --          2,784

  1998                      1.00     .052     (.052)       1.00       5.30         .20         5.17           --          2,907

Period Ended
January 31, 1997(b)         1.00     .047     (.047)       1.00       5.16(a)      .20(a)      5.05(a)        --          3,047

Year Ended
February 28/29,

  1996                      1.00     .055     (.055)       1.00       5.65         .20         5.53           --          2,904

  1995                      1.00     .043     (.043)       1.00       4.39         .20         4.26           --          3,342

  1994                      1.00     .030     (.030)       1.00       3.02         .20         2.99          .02          4,442

INVESTOR SHARES

Six Months Ended
July 31, 1999
  (Unaudited)               1.00     .021     (.021)       1.00       4.23(a)      .45(a)      4.20(a)        --            378

Year Ended January 31,

  1999                      1.00     .047     (.047)       1.00       4.81         .45         4.71           --            434

  1998                      1.00     .049     (.049)       1.00       5.03         .45         4.91           --            304

Period Ended
January 31, 1997(b)         1.00     .044     (.044)       1.00       4.88(a)      .45(a)      4.80(a)        --            358

Year Ended
February 28/29,

  1996                      1.00     .053     (.053)       1.00       5.39         .45         5.21           --            256

  1995                      1.00     .041     (.041)       1.00       4.13         .45         4.26           --            123

  1994(c)                   1.00     .004     (.004)       1.00       2.77(a)      .45(a)      2.78(a)        --             54

ADMINISTRATIVE SHARES

Six Months Ended
July 31, 1999
  (Unaudited)               1.00     .022     (.022)       1.00       4.40(a)      .30(a)      4.37(a)        --             20

Year Ended January 31,

  1999                      1.00     .049     (.049)       1.00       4.97         .30         4.86           --             56

  1998                      1.00     .051     (.051)       1.00       5.19         .30         5.10           --              7

Period Ended
January 31, 1997(d)         1.00     .010     (.010)       1.00       4.97(a)      .30(a)      4.91(a)        --             --(e)

PARTICIPANT SHARES

Six Months Ended
July 31, 1999
  (Unaudited)               1.00     .020     (.020)       1.00       4.09(a)      .60(a)      4.05(a)        --            158

Year Ended January 31,

  1999                      1.00     .046     (.046)       1.00       4.65         .60         4.56           --            132

  1998                      1.00     .048     (.048)       1.00       4.88         .60         4.79           --            110

Period Ended
January 31, 1997(d)         1.00     .009     (.009)       1.00       4.66(a)      .60(a)      4.70(a)        --             --(e)

(A)  ANNUALIZED.
(B)  THE FUND CHANGED ITS FISCAL YEAR END FROM FEBRUARY 28/29 TO JANUARY 31.
(C)  FROM JANUARY 10, 1994 (COMMENCEMENT OF INITIAL OFFERING) TO FEBRUARY 28,
     1994.
(D)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31,
     1997.
(E)  AMOUNT IS LESS THAN $1 MILLION.

SEE NOTES TO FINANCIAL STATEMENTS.


                                             PER SHARE DATA ($)                           RATIOS/SUPPLEMENTAL DATA (%)
                              -----------------------------------------------------------------------------------------------------
                                                                                                   RATIO OF NET
                              NET ASSET               DIVIDENDS    NET ASSET             RATIO OF   INVESTMENT    NET ASSETS
                                VALUE         NET     FROM NET       VALUE                EXPENSES   INCOME TO      END OF
                              BEGINNING   INVESTMENT  INVESTMENT     END       TOTAL     TO AVERAGE   AVERAGE       PERIOD
                              OF PERIOD     INCOME     INCOME     OF PERIOD   RETURN(%)  NET ASSETS  NET ASSETS ($X1,000,000)
----------------------------------------------------------------------------------------------------------------------------------
DREYFUS MUNICIPAL
CASH MANAGEMENT PLUS

INSTITUTIONAL SHARES

Six Months Ended

July 31, 1999 (Unaudited)        1.00       .015       (.015)       1.00       2.98(a)     .20(a)      2.94(a)         140

Year Ended January 31,

  1999                           1.00       .033       (.033)       1.00       3.37         .20        3.31            208

  1998                           1.00       .035       (.035)       1.00       3.59         .20        3.53            134

Period Ended
January 31, 1997(b)              1.00       .003       (.003)       1.00       3.41(a)      .20(a)     3.38(a)         159

Year Ended December 31,

  1996                           1.00       .034       (.034)       1.00       3.43         .20        3.38            156

  1995                           1.00       .038       (.038)       1.00       3.85         .20        3.78            194

  1994                           1.00       .027       (.027)       1.00       2.76         .20        2.62            193

INVESTOR SHARES

Six Months Ended
July 31, 1999 (Unaudited)        1.00       .013       (.013)       1.00       2.74(a)      .45(a)     2.73(a)          44

Year Ended January 31,

  1999                           1.00       .031       (.031)       1.00       3.12         .45        3.07             50

  1998                           1.00       .033       (.033)       1.00       3.34         .45        3.26             47

Period Ended
January 31, 1997(b)              1.00       .003       (.003)       1.00       3.18(a)      .45(a)     3.13(a)          67

Year Ended December 31,

  1996                           1.00       .031       (.031)       1.00       3.18         .45        3.14             46

  1995                           1.00       .035       (.035)       1.00       3.60         .45        3.51             23

  1994                           1.00       .025       (.025)       1.00       2.51         .45        2.43              1

ADMINISTRATIVE SHARES

Six Months Ended
July 31, 1999 (Unaudited)        1.00       .014       (.014)       1.00       2.88(a)      .30(a)     2.19(a)         --(d)

Year Ended January 31,

  1999                           1.00       .032       (.032)       1.00       3.27         .30        3.54            --(d)

  1998                           1.00       .034       (.034)       1.00       3.49         .30        3.53            --(d)

Period Ended
January 31, 1997(b)              1.00       .003       (.003)       1.00       3.30(a)      .30(a)     3.64(a)         --(d)

Period Ended
December 31, 1996(c)             1.00       .004       (.004)       1.00       3.38(a)      .30(a)     3.73(a)         --(d)

PARTICIPANT SHARES

Six Months Ended
July 31, 1999 (Uaudited)         1.00       .013       (.013)       1.00       2.58(a)      .60(a)     2.56(a)         18

Year Ended January 31,

  1999                           1.00       .029       (.029)       1.00       2.97         .60        2.91            15

  1998                           1.00       .031       (.031)       1.00       3.18         .60        3.17             7

Period Ended
 January 31, 1997(b)             1.00       .003       (.003)       1.00       2.94(a)      .60(a)     3.17(a)         --(d)

Period Ended
December 31, 1996(c)             1.00       .004       (.004)       1.00       3.12(a)      .60(a)     3.55(a)         --(d)

(A)  ANNUALIZED.
(B)  THE FUND CHANGED ITS FISCAL YEAR END FROM DECEMBER 31 TO JANUARY 31.
(C)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO DECEMBER 31,
     1996.
(D)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds






FINANCIAL HIGHLIGHTS (CONTINUED)


                                             PER SHARE DATA ($)                           RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           DECREASE
                                                                                            RATIO OF NET   REFLECTED
                           NET ASSET             DIVIDENDS   NET ASSET             RATIO OF   INVESTMENT  IN EXPENSE     NET ASSETS
                            VALUE       NET      FROM NET      VALUE                EXPENSES   INCOME TO  RATIOS DUE TO   END OF
                           BEGINNING  INVESTMENT INVESTMENT    END       TOTAL     TO AVERAGE   AVERAGE  UNDERTAKING BY   PERIOD
                           OF PERIOD   INCOME     INCOME    OF PERIOD   RETURN(%)  NET ASSETS  NET ASSETS THE MANAGER  ($X1,000,000)
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS NEW YORK MUNICIPAL
CASH MANAGEMENT

INSTITUTIONAL SHARES

Six Months Ended
July 31, 1999
  (Unaudited)

                              1.00     .014       (.014)       1.00       2.80(a)    .20(a)       2.79(a)      --           246
Year Ended January 31,

  1999
                              1.00     .031       (.031)       1.00       3.19       .20          3.12         --           268
  1998
                              1.00     .034       (.034)       1.00       3.46       .20          3.40         --           196
Six Months Ended
January 31, 1997(b)
                              1.00     .017       (.017)       1.00       3.29(a)    .20(a)       3.28(a)      --           133
Year Ended July 31,

  1996
                              1.00     .034       (.034)       1.00       3.44       .20          3.33         --           132
  1995
                              1.00     .034       (.034)       1.00       3.46       .20          3.42         --           101
  1994
                              1.00     .022       (.022)       1.00       2.23       .20          2.18        .06            83
INVESTOR SHARES

Six Months Ended
July 31, 1999
  (Unaudited)
                              1.00     .013       (.013)       1.00       2.56(a)    .45(a)       2.55(a)      --             8
Year Ended January 31,

  1999
                              1.00     .029       (.029)       1.00       2.93       .45          2.92         --             9
  1998
                              1.00     .032       (.032)       1.00       3.20       .45          3.17         --            13
Six Months Ended
January 31, 1997(b)
                              1.00     .015       (.015)       1.00       3.04(a)    .45(a)       3.03(a)      --             8
Year Ended July 31,

  1996
                              1.00     .031       (.031)       1.00       3.18       .45          3.09         --            14
  1995
                              1.00     .032       (.032)       1.00       3.20       .45          2.81         --             6
  1994
                              1.00     .011       (.011)       1.00       2.02(a)    .45(a)       2.12(a)      --            53
ADMINISTRATIVE SHARES

Six Months Ended
July 31, 1999
  (Unaudited)
                              1.00     .013       (.013)       1.00       2.70(a)    .30(a)       2.49         --            --(e)
Year Ended January 31,

  1999
                              1.00     .030       (.030)       1.00       3.09       .30       3.02            --            --(e)
  1998
                              1.00     .033       (.033)       1.00       3.35       .30       3.30            --            --(e)
Period Ended
January 31, 1997(d)
                              1.00     .006       (.006)       1.00       3.24(a)    .30(a)    3.24(a)         --            --(e)
PARTICIPANT SHARES

Six Months Ended
July 31, 1999
  (Unaudited)
                              1.00     .012       (.012)       1.00       2.40(a)    .60(a)    2.36(a)         --            --(e)
Years Ended January 31,

  1999
                              1.00     .027       (.027)       1.00       2.78       .60       2.72            --             1
  1998
                              1.00     .030       (.030)       1.00       3.05       .60       3.01            --             1
Period Ended
January 31, 1997(d)
                              1.00     .006       (.006)       1.00       2.94(a)    .60(a)    2.88(a)         --            --(e)
(A)  ANNUALIZED.
(B)  THE FUND CHANGED ITS FISCAL YEAR END FROM JULY 31 TO JANUAR 31.
(C)  FROM JANUARY 18, 1994 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31,
     1994.
(D)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31,
     1997.
(E)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

SEE NOTES TO FINANCIAL STATEMENTS.


                                             PER SHARE DATA ($)                           RATIOS/SUPPLEMENTAL DATA (%)
                              ----------------------------------------------------------------------------------------------------
                                                                                                   RATIO OF NET
                              NET ASSET               DIVIDENDS    NET ASSET             RATIO OF   INVESTMENT    NET ASSETS
                                VALUE         NET     FROM NET       VALUE                EXPENSES   INCOME TO      END OF
                              BEGINNING   INVESTMENT  INVESTMENT     END       TOTAL     TO AVERAGE   AVERAGE       PERIOD
                              OF PERIOD     INCOME     INCOME     OF PERIOD   RETURN(%)  NET ASSETS  NET ASSETS ($X1,000,000)
----------------------------------------------------------------------------------------------------------------------------------
DREYFUS TAX EXEMPT
CASH MANAGEMENT

INSTITUTIONAL SHARES

Six Months Ended
July 31, 1999 (Unaudited)        1.00       .014       (.014)       1.00        2.94(a)     .20(a)      2.91(a)      1,147

Year Ended January 31,

  1999                           1.00       .032       (.032)       1.00        3.26        .20         3.20         1,286

  1998                           1.00       .034       (.034)       1.00        3.50        .20         3.44         1,319

  1997                           1.00       .033       (.033)       1.00        3.31        .20         3.25         1,646

  1996                           1.00       .037       (.037)       1.00        3.72        .20         3.64         1,366

  1995                           1.00       .028       (.028)       1.00        2.83        .20         2.73         1,299

INVESTOR SHARES

Six Months Ended
July 31, 1999 (Unaudited)        1.00       .013       (.013)       1.00        2.68(a)     .45(a)      2.67(a)        188

Year Ended January 31,

  1999                           1.00       .030       (.030)       1.00        3.00        .45         2.96           161

  1998                           1.00       .032       (.032)       1.00        3.24        .45         3.22           149

  1997                           1.00       .030       (.030)       1.00        3.05        .45         2.98            44

  1996                           1.00       .034       (.034)       1.00        3.46        .45         3.39            80

  1995                           1.00       .025       (.025)       1.00        2.57        .45         2.74            47

ADMINISTRATIVE SHARES

Six Months Ended
July 31, 1999 (Unaudited)        1.00       .014       (.014)       1.00        2.82(a)     .30(a)      2.86(a)          2

Year Ended January 31,

  1999                           1.00       .031       (.031)       1.00        3.15        .30         2.95             1

  1998                           1.00       .033       (.033)       1.00        3.39        .30         3.35             1

Period Ended
January 31, 1997(b)              1.00       .006       (.006)       1.00        3.24(a)     .30(a)      3.54(a)         --(c)

PARTICIPANT SHARES

Six Months Ended
July 31, 1999 (Unaudited)        1.00       .013       (.013)       1.00        2.54(a)     .60(a)      2.54(a)           148

Year Ended January 31,

  1999                           1.00       .028       (.028)       1.00        2.85        .60         2.81            73

  1998                           1.00       .030       (.030)       1.00        3.09        .60         3.08            72

Period Ended
January 31, 1997(b)              1.00       .006       (.006)       1.00        2.94(a)     .60(a)      3.29(a)         --(c)

(A)  ANNUALIZED.
(B)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31,
     1997.
(C)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds






NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus Tax Exempt Cash Management, Dreyfus New York Municipal Cash Management, (each, a "fund" and collectively, the "funds") are open-end management investment companies registered under the Invest- ment Company Act of 1940, as amended (the "Act"). Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management are each a separate series of Dreyfus
Government Cash Management Funds (the "Company") which currently offers two series. Each fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only, which is exempt from Federal income tax, and, in the case of Dreyfus New York Municipal Cash Management only, which is exempt from Federal, New York State and New York City income taxes. The Dreyfus Corporation (the "Manager") serves as each fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.

Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of each fund' s shares, which are sold without a front-end sales charge. Each fund offers the following classes of shares: Institutional Shares, Administrative Shares, Investor Shares and Participant Shares. Administrative Shares, Investor Shares and Participant Shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

It is each fund's policy to maintain a continuous net asset value per share of $1.00; each fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that any fund will be able to maintain a stable net asset value per share of $1.00.

Each fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost, which has been determined by the fund's Board Members to represent the fair value of each fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discount on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, each fund receives net earnings credits based on available cash balances left on deposit. The following funds received net earnings credits during the period ended July 31, 1999 based on available cash balances left on deposit:

Dreyfus Municipal Cash
    Management Plus                                            $   9,995

Dreyfus New York Municipal
    Cash Management                                               13,280

Dreyfus Tax Exempt Cash Management                                23,816

Income earned under this arrangement is included in interest income.

Dreyfus  New  York  Municipal  Cash  Management  follows an investment policy of
investing   primarily   in   municipal   obligations   of  one  state.  Economi

changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

Dreyfus Cash Management, Dreyfus Cash Manage- ment Plus, Inc., Dreyfus Government Cash Manage- ment and Dreyfus Treasury Cash Management may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the fund' s Manager, subject to the seller's agreement to repurchase and the fund' s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund' s custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Expenses: With regards to the Company, expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to both series are allocated between them.

(d) Dividends to shareholders: It is the policy of each fund to declare dividends from investment income-net on each business day Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gain.

(e) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

The following summarizes each fund's unused capital loss carryovers available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to January 31, 1999. The carryover does not include net realized securities losses from November 1, 1998 through January 31, 1999 which are treated, for Federal income tax purposes, as arising in fiscal 2000.

                                                                      Expiring in fiscal:                    ($x1,000)

                                                                         2002    2003     2004     2005     2006     2007    Total

Dreyfus Cash Management                                                     --      157       --     122      179       --     458

Dreyfus Cash Management Plus, Inc.                                          --      708       41      --      221       --     970

Dreyfus Government Cash Management                                          --      147       --     526       --       24     697

Dreyfus Treasury Cash Management                                            --       23      185     135       74      186     603

Dreyfus Treasury Prime Cash Management                                      --        7      116      20       72      198     413

Dreyfus Municipal Cash Management Plus                                     134       13        6      17       --       18     188

Dreyfus New York Municipal Cash Management                                  --        3       --       3       --       --       6

Dreyfus Tax Exempt Cash Management                                          --      177      112     156       43       25     513

                                                                      The Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

At July 31, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTE 2--Management Fee and Other Transactions with Affiliates:

(a) Pursuant to separate management agreements with the Manager, the management fee of each fund is computed at the annual rate of .20 of 1% of the value of such fund's average daily net assets and is payable monthly.

Unless the Manager gives a fund's investors 90 days notice to the contrary, the Manager, and not the fund, will be liable for fund expenses (exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses) other than the following expenses, which will be borne by the fund: the management fee, and with respect to the fund' s Administrative Shares, Investor Shares and Participant Shares, Rule 12b-1 Service Plan expenses.

(b) Under each fund's Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Shares, Investor Shares and Participant Shares, each fund (a) reimburses the Distributor for distributing such classes of shares and (b) pays the Manager, Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, and their affiliates (collectively, " Dreyfus") for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .10, .25 and .40 of 1% of the value of the average daily net assets of Administrative Shares, Investor Shares and Participant Shares, respectively. Both the Distributor and Dreyfus may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of a fund' s Administrative Shares, Investor Shares and Participant Shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. Both the Distributor and Dreyfus determine the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made. The fees payable under each Plan are payable without regard to actual expenses incurred.

(c) Each fund (except for Dreyfus New York Municipal Cash Management) pays its Board members an annual fee of $3,000 and an attendance fee of $500 per meeting. Dreyfus New York Municipal Cash Management pays its Board members an annual fee of $1,000 and an attendance fee of $500 per meeting. These amounts are borne by the Manager as to each fund pursuant to the undertakings in effect. See Note 2
(a).

NOTE 3--Capital Share Transactions:

Each fund (except for Dreyfus Cash Management Plus, Inc.) is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Dreyfus Cash Management Plus, Inc. is authorized to issue 15 billion shares of $.001 par value Common Stock.



NOTES

                                                           For More Information

Dreyfus Cash Management Funds
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

                            Custodian

                            The Bank of New York
                            90 Washington Street
                            New York, NY 10286

                            Transfer Agent &
                            Dividend Disbursing Agent

                            Dreyfus Transfer, Inc.
                            P.O. Box 9671
                            Providence, RI 02940

                            Distributor

                            Premier Mutual Fund Services, Inc.
                            60 State Street
                            Boston, MA 02109

To obtain information:

BY TELEPHONE
Call your
Dreyfus Institutional Services Division representative or
1-800-346-3621

BY E-MAIL
Access Dreyfus Institutional Services Division at www.LIONSALES.com.
You can obtain product information and E-mail requests for information or literature.

BY MAIL  Write to:
Dreyfus Institutional Services
Division 144 Glenn Curtiss
Boulevard Uniondale, NY 11556-0144


(c) 1999 Dreyfus Service Corporation
CM288/670SA997